                                   VAN KAMPEN
                         GLOBAL EQUITY ALLOCATION FUND

                      DISTRIBUTED BY VAN KAMPEN FUNDS INC.

                               SEMI-ANNUAL REPORT
                               DECEMBER 31, 1998

                    VAN KAMPEN GLOBAL EQUITY ALLOCATION FUND
                               TABLE OF CONTENTS

--------------------------------------------------------------------------------

Letter to Shareholders................................................     1
Investment Overview...................................................     3
Portfolio of Investments..............................................     5
Statement of Assets and Liabilities...................................    23
Statement of Operations...............................................    24
Statement of Changes in Net Assets....................................    25
Financial Highlights .................................................    26
Notes to Financial Statements.........................................    27

MSGE SAR 2/99

                             LETTER TO SHAREHOLDERS

--------------------------------------------------------------------------------

January 20, 1999

Dear Shareholder,

The past decade has been a remarkable time for investors. Together, we've witnessed one of the greatest bull markets in investment history, unprecedented growth in mutual fund investing, and a surge in personal retirement planning. The coming millennium promises to hold even more opportunities.

To lead us into this new era of investing, Richard F. Powers III has joined Van Kampen as Chairman and Chief Executive Officer. He comes to us from our parent company, Morgan Stanley Dean Witter & Co., where he served as Executive Vice President and Director of Marketing. He brings 27 years of experience in the financial services industry, including an extensive background in product management, strategic planning and brand development.

Although former Chairman Don G. Powell retired on January 1, he will remain active in the industry and the community. Mr. Powell plans to continue his service as a member of the board of directors of the Investment Company Institute, the leading mutual fund industry association, and he will remain a trustee of your fund.

ECONOMIC OVERVIEW

Despite a stormy year in the global economy, the United States ended 1998 with only a moderate slowdown in growth. The nation's gross domestic product, a measure of economic health, grew 3.9 percent during the year, matching 1997's growth rate and indicating that our nation's economy remains strong. A continuation of low inflation--only a 1.6 percent increase in the consumer price index over the last 12 months--also helped sustain the domestic economy and kept inflation-adjusted interest rates attractive.

Although the year ended on a positive note, the economic environment was quite unsettled in the third quarter, with the Asian financial crisis contributing to slowing corporate profits in the United States. Given the uncertainty surrounding emerging market nations and the near-collapse of a major U.S. hedge fund, the stock and bond markets experienced significant volatility during this period. With instability as a backdrop, American and foreign investors alike pursued a flight to quality--seeking the relative safety of large-company stocks and government bonds.

In the last few months of the year the global financial situation improved in conjunction with the Federal Reserve's interest rate decreases. In response to declining corporate profits and mounting international concerns, the Fed lowered interest rates three times, with 0.25 percent cuts in September, October, and November. These rate cuts, coupled with a wave of corporate mergers and cost-cutting measures, lent the support needed to keep the economy growing. Dozens of foreign central banks also reduced interest rates in an effort to stimulate their economies. These actions gave a boost to investor confidence and encouraged a return to a more diversified range of investments in the last few months of the year.

MARKET REVIEW

The performance of international stocks varied widely based on regional conditions, with most markets experiencing significant volatility as a result of the economic turmoil in many emerging market nations. Stock indexes in most European countries turned in solid gains for the year, with Belgium, Greece, and Finland each posting gains of more than 50 percent. In anticipation of the economic benefits of European Monetary Union and the introduction of the euro, the European Dow Jones Stoxx Index climbed 18.4 percent in 1998. However, many Latin American, Asian, and eastern European stock indexes registered significant losses.

As a result of interest rate cuts by a number of foreign central banks, international government bonds generally performed well. In addition to benefiting from lower interest rates, demand for these bonds increased during the global flight to quality, as investors pulled assets from riskier investments and diverted them to government bonds.

OUTLOOK

Our outlook for the domestic economy is positive, and we anticipate continued low inflation and healthy economic growth. However, the aftereffects of the global economic slowdown may continue to put pressure on corporate earnings in the first half of the year. Internationally, we anticipate that low interest rates and declining inflation will lead to improvements in troubled areas such as Asia and Latin America. With the successful launch of the euro, the new European transnational currency, we believe that many foreign markets will become increasingly attractive in 1999.

In the long term, we are optimistic that the stock market will continue its record growth, although we could experience additional volatility in the months ahead if concerns about high stock valuations and increasing earnings pressure become more pronounced. Combined with growing questions about corporate and government reactions to the Year 2000 computer problem, we could see an increasingly cautious market by mid-year.

                                                              ------------------
                                                                    1

                             LETTER TO SHAREHOLDERS

--------------------------------------------------------------------------------

Additional details about your fund, including an investment overview section with your portfolio management team, are provided in this report. As always, we are pleased to have the opportunity to share with you the progress of your investment.

Sincerely,

[/S/ RICHARD F. POWERS]                                [/S/ DENNIS J. MCDONNELL]
Richard F. Powers III                                  Dennis J. McDonnell
Chairman                                               President
Van Kampen Investment Advisory Corp.                   Van Kampen Investment Advisory Corp.

--------------

                                   VAN KAMPEN
                         GLOBAL EQUITY ALLOCATION FUND

--------------------------------------------------------------------------------
                              INVESTMENT OVERVIEW
                                  (UNAUDITED)

COMPOSITION OF NET ASSETS (AT DECEMBER 31, 1998)

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

France                       4.0%
Germany                      4.1%
Hong Kong                    2.5%
Italy                        3.2%
Japan                        9.1%
Netherlands                  2.9%
Spain                        3.4%
Switzerland                  2.7%
United Kingdom              11.4%
United States               38.0%
Short-Term Investment        9.5%
Other                        9.2%

                                                            TOTAL RETURNS**
                          -----------------------------------------------------------------------------------
                                                                                  AVERAGE ANNUAL
                                                                      ---------------------------------------
                             SIX MONTHS             ONE YEAR              FIVE YEAR          SINCE INCEPTION
                          -----------------     -----------------     -----------------     -----------------
                           WITH      WITHOUT     WITH      WITHOUT     WITH      WITHOUT     WITH      WITHOUT
                          SALES      SALES      SALES      SALES      SALES      SALES      SALES      SALES
                          CHARGE*    CHARGE     CHARGE*    CHARGE     CHARGE*    CHARGE     CHARGE*    CHARGE
-------------------------------------------------------------------------------------------------------------
Class A Shares            -3.23%      2.69%     12.55%     19.38%     12.18%     13.51%     13.90%     15.03%
-------------------------------------------------------------------------------------------------------------
Class B+ Shares           -2.51%      2.28%     13.58%     18.58%       N/A        N/A      15.63%     16.15%
-------------------------------------------------------------------------------------------------------------
Class C Shares             1.35%      2.31%     17.53%     18.53%     12.68%     12.68%     14.19%     14.19%
-------------------------------------------------------------------------------------------------------------
MSCI World Net
Dividends Index:            N/A       5.91%       N/A      24.34%       N/A      15.68%       N/A      16.92%
-------------------------------------------------------------------------------------------------------------

 * The returns above are calculated using the applicable sales charge for Class A shares and the applicable deferred sales charge for Class B and Class C shares.
** Total returns for the Fund reflect expenses waived and reimbursed, if applicable, by the Adviser. Without such waivers and reimbursements, total returns would be lower.
 + Class B shares have been offered since August 1, 1995.
THE MORGAN STANLEY CAPITAL INTERNATIONAL (MSCI) WORLD NET DIVIDENDS INDEX IS AN UNMANAGED INDEX THAT INCLUDES SECURITIES LISTED ON THE STOCK EXCHANGES OF THE U.S., EUROPE, CANADA, AUSTRALIA, NEW ZEALAND, AND THE FAR EAST AND ASSUMES DIVIDENDS ARE REINVESTED NET OF WITHHOLDING TAX.

TOP FIVE HOLDINGS                                          TOP FIVE SECTORS
                                             PERCENT OF                                  VALUE    PERCENT OF NET
ISSUER                         COUNTRY       NET ASSETS    SECTOR                        (000)        ASSETS
--------------------------  -------------  --------------  --------------------------  ---------  --------------
General Electric Co.        United States          0.8%    Finance                     $ 122,787         21.6%
Microsoft Corp.             United States          0.8%    Consumer Products             113,934         20.1%
Glaxo Welcome plc              United                      Services                       87,492         15.4%
                               Kingdom             0.7%
Nippon Telegraph &                                         Capital Goods & Equipment      76,407         13.5%
 Telephone                      Japan              0.6%
  Corp.                                                    Energy                         45,401          8.0%
Royal Dutch Petroleum Co.    Netherlands           0.6%

The Van Kampen Global Equity Allocation Fund seeks long-term capital appreciation by investing primarily in equity securities of U.S. and non-U.S. issuers in accordance with country weightings determined by the subadviser and with stock selection within each country designed to replicate a broad market index. As such, emphasis is placed upon country rather than stock selection. This approach reflects our investment philosophy that a diversified selection of securities representing exposure to each country that we find attractive is an effective way to help maximize the return and reduce the risks associated with global investing.

For the six months ended December 31, 1998, the Van Kampen Global Equity Allocation Fund generated a total return of 2.69 percent for the Class A shares at net asset value, as compared to a total return of 5.91 percent for the Morgan Stanley Capital International (MSCI) World Net Dividends Index.

During the third quarter, continued economic weakness in Asia and in the Japanese banking system spread to Russia and Latin America, and there were warning signs that Asia's problems were beginning to affect Europe and the United States. With turmoil in the emerging markets and a crisis of confidence in U.S. and European markets, many investors moved out of stocks into high-quality, government bonds, primarily those issued by the United States and Germany.

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE.

THE COUNTRY SPECIFIC PERFORMANCE RESULTS PROVIDED IN THIS OVERVIEW ARE AS MEASURED BY THE MSCI WORLD INDEX AND ARE FOR INFORMATIONAL PURPOSES ONLY AND SHOULD NOT BE CONSTRUED AS A GUARANTEE OF THE FUND'S FUTURE PERFORMANCE. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PLEASE SEE THE PROSPECTUS FOR A DESCRIPTION OF CERTAIN RISK CONSIDERATIONS ASSOCIATED WITH INTERNATIONAL INVESTING.

                                                              ------------------
                                                                    3

                                   VAN KAMPEN
                         GLOBAL EQUITY ALLOCATION FUND

--------------------------------------------------------------------------------

                              INVESTMENT OVERVIEW   (CONT.)
                                  (UNAUDITED)

Paced by the Federal Reserve Board and the approaching European economic and monetary union (EMU), banks worldwide lowered interest rates during the fourth quarter. The interest rate cuts renewed investor confidence and helped revive stock markets in Europe and the United States, and some Asian markets began to rebound.

In July, we saw signs of economic slowdown in Europe, particularly in Germany, and we significantly reduced our positions in favor of cash. We held a substantial cash position throughout the summer, which benefited the Portfolio as global markets stumbled due to troubles in Asia and Russia.

Our positions in Italy, Spain, and Portugal helped the Fund's performance as stock market liquidity improved when short-term interest rates in those countries fell from more than five percent to three percent.

In the United States, we remained underweight relative to our MSCI benchmark because of concerns about overpriced stock valuations and potential deceleration in corporate profit growth. Despite a mid-year slump, however, the U.S. market rallied strongly in the fourth quarter to a record high.

Through September, the Portfolio was significantly underweight in Asia and Japan because of the economic malaise of that region. In October, we felt that Asia's economic, stock market, and sentiment cycles had reached the opposite end of the spectrum compared to the euphoria and strength of the United States. As a result, we increased our exposure to Japan, Hong Kong, and Singapore.

Going forward, we are apprehensive about the current valuation levels of global equity markets, particularly in the United States and Europe. We believe consensus double-digit earnings expectations for 1999 in these regions are too optimistic, and we are concerned that actual earnings will be unable to support such lofty valuations.

Although the European market fell off sharply during the period, we are not convinced there is value in Europe especially with optimistic double-digit earnings forecasts. We do, however, believe in the long-term positive effects of corporate restructuring and focus on shareholder value. We continue to monitor economic data, such as unemployment, manufacturing production, and export figures.

In Asia, we will look for signs that the economic crisis has ended. We have begun to see currencies strengthen, interest rates fall, and corporate cost-cutting accelerate. If this is the case, we expect the stock market and corporate earnings to lead this recovery.

Finally, we don't expect EMU to affect the Fund's positioning. We believe that since the May announcement of the 11 participant nations most of the financial implications from EMU have already been reflected in the market.

Barton M. Biggs                            Ann D. Thivierge
PORTFOLIO MANAGER                          PORTFOLIO MANAGER

--------------

                                   VAN KAMPEN
                         GLOBAL EQUITY ALLOCATION FUND

--------------------------------------------------------------------------------

                            PORTFOLIO OF INVESTMENTS
                               DECEMBER 31, 1998
                                  (UNAUDITED)

                                                                     VALUE
      SHARES                                                         (000)
--------------------------------------------------------------------------

COMMON STOCKS (88.7%)
  AUSTRALIA (1.3%)
      28,707   Amcor Ltd........................................  $    123
      37,449   Amp Ltd..........................................       474
      14,546   Australian Gas Light Co., Ltd....................       105
      47,243   Boral Ltd........................................        67
       9,179   Brambles Industries Ltd..........................       224
      84,273   Broken Hill Proprietary Ltd......................       621
      32,515   Coca-Cola Amatil Ltd.............................       121
      46,720   Coles Myer Ltd...................................       245
      11,466   CRA Ltd..........................................       136
      63,319   Crown Ltd........................................        24
      46,287   CSR Ltd..........................................       113
      14,982   Email Ltd........................................        21
       5,552   Faulding (F.H.) & Co. Ltd........................        26
      74,410   Fosters Brewing Group Ltd........................       202
      55,168   General Property Trust...........................       103
      26,920   GIO Australia Holdings Ltd.......................        88
      54,558   Goodman Fielder Ltd..............................        55
      12,273   ICI Australia Ltd................................        64
      13,266   Leighton Holdings Ltd............................        57
      23,254   Lend Lease Corp., Ltd............................       313
      91,602   MIM Holdings Ltd.................................        40
      59,130   National Australia Bank Ltd......................       891
      79,020   News Corp., Ltd..................................       522
      99,713   Normandy Mining Ltd..............................        92
      42,881   North Broken Hill Peko Ltd.......................        70
      44,695   Pacific Dunlop Ltd...............................        73
      37,752   Pioneer International Ltd........................        80
      16,920   QBE Insurance Group Ltd..........................        70
      25,502   Santos Ltd.......................................        68
      23,665   Schroders Property Fund..........................        39
       7,938   Smith (Howard) Ltd...............................        53
      26,025   Southcorp Holdings Ltd...........................        83
   (a)12,844   Stockland Trust Group............................        32
      14,385   TABCORP Holdings Ltd.............................        88
     216,349   Telstra Corp., Ltd...............................     1,011
          16   Westfield Trust (New)............................        --
      80,633   Westpac Banking Corp., Ltd.......................       540
      58,061   WMC Ltd..........................................       175
                                                                  --------
                                                                     7,109
                                                                  --------
  (D)AUSTRIA (0.7%)
         503   Austria Mikro Systems International AG...........        19
       4,142   Austrian Airlines Osterreichische Luftverkehrs
                 AG.............................................       149
       3,719   Austria Tabakwerke AG............................       285
      19,144   Bank Austria AG..................................       974
         800   Bau Holdings AG..................................        37
       1,866   Boehler-Udderholm AG.............................        87
         285   BWT AG...........................................        63
       3,589   Flughafen Wein AG................................       176
       1,197   Generali AG......................................       294
      (a)625   Lenzing AG.......................................        39
       2,026   Mayr-Melnhof Karton AG...........................        95
       1,548   Oesterreichische Brau-Beteiligungs AG............        88
       5,159   Oesterreichish Elektrizitaets, 'A'...............       788
       4,517   OMV AG...........................................       426
       2,366   Radex-Heraklith Industriebet AG..................        62

                                                                     VALUE
      SHARES                                                         (000)
--------------------------------------------------------------------------
       2,535   VA Technologies AG...............................  $    220
       1,460   Wienerberger Baustoffindustrie AG................       290
                                                                  --------
                                                                     4,092
                                                                  --------
  CANADA (1.0%)
       4,200   Abitibi-Consolidated, Inc........................        39
       3,100   Agrium, Inc......................................        27
    (a)2,400   Alberta Energy Co., Ltd..........................        52
       4,900   Alcan Aluminum Ltd...............................       132
    (a)2,800   Anderson Exploration Ltd.........................        25
       5,600   Bank of Montreal.................................       225
      10,100   Bank of Nova Scotia..............................       222
       7,700   Barrick Gold Corp................................       150
       9,400   Barrick Gold Corp................................       182
      13,500   BCE, Inc.........................................       508
      13,800   Bombardier, Inc., 'A'............................       198
       1,200   Cameco Corp......................................        21
       1,350   Canadian Hunter Exploration Ltd..................         9
       8,400   Canadian Imperial Bank of Commerce...............       208
       2,100   Canadian Natural Resources Ltd...................        31
       3,000   Canadian Occidental Petroleum Ltd................        31
       7,300   Canadian Pacific Ltd.............................       136
       2,000   Canadian Tire Corp., 'A'.........................        52
       1,900   Cominco Ltd......................................        21
       2,200   Dofasco, Inc.....................................        28
       3,600   Edperbarascan Corp. 'A'..........................        50
      (a)200   Fairfax Financial Holdings Ltd...................        70
       2,900   George Weston Ltd................................       111
   (a)19,900   Gulf Canada Resources Ltd........................        58
       9,000   Imasco Ltd.......................................       191
      10,000   Imperial Oil Ltd.................................       160
       3,600   Inco Ltd.........................................        38
       7,100   Laidlaw, Inc. 'B'................................        71
       1,600   Loewen Group, Inc................................        13
       3,000   Macmillan Bloedel Ltd............................        30
       1,600   Magna International, Inc., 'A'...................        99
    (a)1,300   MDS Inc., 'B'....................................        25
       3,800   National Bank of Canada..........................        61
    (a)3,600   Newbridge Networks Corp..........................       109
    (a)2,354   Nexfor, Inc......................................         9
       5,400   Noranda, Inc.....................................        54
      13,600   Northern Telecom Ltd.............................       678
          90   Nova Corp........................................         1
       6,200   Petro............................................        66
       5,900   Placer Dome, Inc.................................        67
    (a)3,200   Poco Petroleums Ltd..............................        27
       1,200   Potash Corp. of Saskatchewan, Inc................        77
       3,600   Power Corp. of Canada............................        78
       1,700   Quebecor, Inc. 'B'...............................        37
    (a)3,200   Renaissance Energy Ltd...........................        36
    (a)3,700   Rogers Communication, Inc., 'B'..................        33
       6,500   Royal Bank of Canada.............................       324
       7,400   Seagram Co., Ltd.................................       280
       2,000   Southam, Inc.....................................        30
       2,400   Suncor, Inc......................................        72
    (a)2,300   Talisman Energy, Inc.............................        40
       3,200   TELUS Corp.......................................        68
      12,600   Thomson Corp.....................................       294
       1,800   Transalta Corp...................................        27

                                                         -----------------------
                                                                    5
    The accompanying notes are an integral part of the financial statements.

                                   VAN KAMPEN
                         GLOBAL EQUITY ALLOCATION FUND

--------------------------------------------------------------------------------

                            PORTFOLIO OF INVESTMENTS   (CONT.)
                               DECEMBER 31, 1998
                                  (UNAUDITED)

                                                                     VALUE
      SHARES                                                         (000)
--------------------------------------------------------------------------

  CANADA (CONT.)

      10,344   Transcanada Pipelines Ltd........................  $    151
       2,600   Westcoast Energy, Inc............................        52
                                                                  --------
                                                                     5,884
                                                                  --------
  (D)FRANCE (4.0%)
       3,811   Accor S.A........................................       825
       4,513   Alcatel Alsthom..................................       552
       8,096   AXA S.A..........................................     1,173
       5,683   Banque Nationale de Paris........................       468
       1,846   BIC Corp.........................................       102
         645   Bouygues.........................................       133
       1,026   Canal Plus.......................................       280
         103   Cap Gemini S.A...................................        17
       1,093   Carrefour S.A....................................       825
       2,408   Cie de Saint-Gobain..............................       340
       4,437   Cie Generale des Eaux............................     1,151
       7,843   Elf Aquitaine....................................       906
       3,276   Elf Sanofi S.A...................................       539
         925   Eridania Beghin-Say S.A..........................       160
         207   Essilor International............................        81
       2,636   Etablissements Economiques du Casino
                 Guichard-Perrachon.............................       274
      20,912   France Telecom S.A...............................     1,661
       2,104   Groupe Danone RFD................................       602
         543   Imetal S.A.......................................        54
   (a)11,420   Klepierre........................................     1,164
       2,613   Lafarge S.A......................................       248
       3,668   Lagardere S.C.A..................................       156
       2,293   L'air Liquide....................................       420
         767   Legrand S.A......................................       203
       1,909   L'Oreal..........................................     1,380
       2,635   LVMH Moet Hennessy Louis Vuitton.................       521
       3,819   Lyonnaise des Eaux S.A...........................       784
       4,032   Michelin (C.G.D.E.) 'B'..........................       161
       4,058   Paribas..........................................       352
         323   Pathe S.A........................................        90
       2,037   Pernod-Ricard....................................       132
    (a)2,604   Pinault-Printemps-Redoute........................       498
         539   Promodes.........................................       392
       1,435   PSA Peugeot Citroen S.A..........................       222
      10,691   Rhone-Poulenc S.A. 'A'...........................       550
         188   Sagem............................................       124
       4,071   Schneider S.A....................................       247
       3,417   Silic............................................       635
       9,638   Simco S.A. (Registered)..........................       874
         152   Societe Eurafrance S.A...........................       110
       2,755   Societe Generale.................................       446
         820   Sodexho S.A......................................       183
      14,035   Sophia S.A.......................................       596
       3,543   Thomson CSF S.A..................................       152
       6,999   Total S.A. 'B'...................................       709
       8,030   Unibail..........................................     1,171
       6,607   Usinor Sacilor...................................        73
       2,580   Valeo S.A........................................       203
                                                                  --------
                                                                    22,939
                                                                  --------
                                                                     VALUE
      SHARES                                                         (000)
--------------------------------------------------------------------------
  (D)GERMANY (4.0%)
       1,483   Adidas AG........................................  $    163
       1,450   Agiv AG..........................................        37
       7,292   Allianz AG.......................................     2,713
         600   AMB Aachener & Muenchener Beteiligungs AG........        87
      18,500   BASF AG..........................................       705
      21,300   Bayer AG.........................................       894
      12,025   Bayer Vereinsbank AG.............................       951
       1,950   Bilfinger & Berger Bau AG........................        43
          33   Brau und Brunnen AG..............................         3
         717   CKAG Colonia Konzern AG..........................        81
       3,533   Continental AG...................................        98
    (a)5,387   Daimler-Chrysler AG..............................       518
      29,730   Daimler-Chrysler AG..............................     2,953
       2,183   Degussa AG.......................................       121
      15,100   Deutsche Bank AG.................................       891
      63,987   Deutsche Telekom AG..............................     2,102
      14,617   Dresdner Bank AG.................................       612
       4,500   FAG Kugelfischer Georg Schaefer AG...............        38
         603   Heidelberger Zement AG...........................        48
       3,183   Hochtief AG......................................       125
         350   Karstadt AG......................................       183
       2,067   Kloeckner-Humboldt-Deutz AG......................        19
         233   Linde AG.........................................       141
      10,700   Lufthansa AG.....................................       237
         350   MAN AG...........................................       104
   (a)10,720   Mannesmann AG....................................     1,240
       6,440   Merck KGAA AG....................................       290
       7,057   Metro AG.........................................       555
       2,447   Muenchener Rueckversicherungs-Gesellschaft AG
                 (Registered)...................................     1,197
         500   Preussag AG......................................       227
      12,704   RWE AG...........................................       701
       1,827   SAP AG...........................................       789
       2,300   Schering AG......................................       289
      16,783   Siemens AG.......................................     1,103
       1,217   Thyssen AG.......................................       230
      14,733   VEBA AG..........................................       873
         845   Viag AG..........................................       499
       8,730   Volkswagen AG....................................       706
                                                                  --------
                                                                    22,566
                                                                  --------
  HONG KONG (2.5%)
     140,200   Bank of East Asia................................       245
     288,000   Cathay Pacific Airways Ltd.......................       286
     207,000   Cheung Kong Holdings Ltd.........................     1,490
     284,000   Chinese Estate Holdings Ltd......................        41
     232,500   CLP Holdings Ltd.................................     1,158
     142,000   Hang Lung Development Corp.......................       152
     170,600   Hang Seng Bank Ltd...............................     1,525
     437,000   Hong Kong & China Gas Co., Ltd...................       556
      12,643   Hong Kong Land Holdings Ltd......................        15
      90,000   Hong Kong Shanghai Hotels........................        64
   1,137,800   Hong Kong Telecommunications Ltd.................     1,990
     122,200   Hopewell Holdings Ltd............................        67
     364,000   Hutchison Whampoa Ltd............................     2,572
     104,000   Hysan Development Co.............................       155
      60,000   Johnson Electric Holdings Ltd....................       154

--------------
           6
    The accompanying notes are an integral part of the financial statements.

                                   VAN KAMPEN
                         GLOBAL EQUITY ALLOCATION FUND

--------------------------------------------------------------------------------

                            PORTFOLIO OF INVESTMENTS   (CONT.)
                               DECEMBER 31, 1998
                                  (UNAUDITED)

                                                                     VALUE
      SHARES                                                         (000)
--------------------------------------------------------------------------

  HONG KONG (CONT.)

     201,000   New World Development Co., Ltd...................  $    506
     574,000   Regal Hotel International........................        62
     361,000   Sino Land Co.....................................       193
     222,000   South China Morning Post.........................       114
     221,000   Sun Hung Kai Properties Ltd......................     1,612
     149,000   Swire Pacific Ltd. 'A'...........................       667
      43,000   Television Broadcasting Ltd......................       111
     233,000   Wharf Holdings Ltd...............................       340
                                                                  --------
                                                                    14,075
                                                                  --------
  ISRAEL (0.0%)
    (a)1,200   Comverse Technology, Inc.........................        85
                                                                  --------
  (D)ITALY (3.2%)
   (a)62,254   Alitalia.........................................       230
      44,676   Assicurazioni Generali S.p.A.....................     1,864
      81,300   Banca Commerciale Italiana.......................       561
      85,900   Banco Ambrosiano Veneto..........................       515
      11,000   Banco Popolare Milano............................       100
   (a)76,300   Benetton Group S.p.A.............................       154
       3,700   Burgo Cartiere S.p.A.............................        24
  (a)640,520   Ciga S.p.A.......................................       523
      (a)700   CIR-Compagnie Industriali Riunite S.p.A..........         1
     196,215   Credito Italiano S.p.A...........................     1,163
      31,000   Edison S.p.A.....................................       365
     360,000   Ente Nazionale Idrocarburi S.p.A.................     2,352
       2,000   Falck Acciaierie & Ferriere Lombarde.............        16
     261,630   Fiat S.p.A.......................................       908
      44,970   Fiat S.p.A. di Risp NCS..........................        90
     100,900   Immobiliare Metanopoli S.p.A.....................       124
      21,000   Impreglio S.p.A..................................        19
     176,500   Istituto Nazionale delle Assicurazioni (INA).....       466
       7,300   Italcementi S.p.A................................        80
      10,150   Italcementi S.p.A................................        52
      20,400   Italgas..........................................       110
       9,878   La Rinascente S.p.A..............................       102
      14,000   Magneti Marelli S.p.A............................        24
      49,000   Mediaset S.p.A...................................       397
      29,260   Mediobanca S.p.A.................................       406
     178,108   Montedison S.p.A.................................       236
      58,900   Montedison S.p.A. Di Risp NCS....................        59
  (a)122,880   Olivetti Group...................................       427
      79,640   Parmalat Finanziaria S.p.A.......................       152
     100,000   Pirelli S.p.A....................................       320
      21,769   R.A.S............................................       315
         462   R.A.S. di Risp...................................         5
         250   S.A.I............................................         2
       6,100   S.A.I............................................        73
   (a)62,176   San Paolo-Imi S.p.A..............................     1,098
       8,000   Sirti S.p.A......................................        48
      41,000   Snia BPD S.p.A...................................        64
     287,800   Telecom Italia Mobile S.p.A......................     2,123
      70,000   Telecom Italia Mobile S.p.A. RNC.................       329
      48,663   Telecom Italia S.p.A.............................       306
     155,388   Telecom Italia S.p.A.............................     1,325
  (a)792,927   Unione Immobiliare S.p.A.........................       413
                                                                  --------
                                                                    17,941
                                                                  --------
                                                                     VALUE
      SHARES                                                         (000)
--------------------------------------------------------------------------
  JAPAN (9.1%)
       4,500   Acom Co., Ltd....................................  $    289
      45,800   Ajinomoto Co., Inc...............................       487
   (a)47,800   Aoki Corp........................................        23
      64,500   Asahi Bank Ltd...................................       237
      29,000   Asahi Breweries Ltd..............................       428
      85,400   Asahi Chemical Industry Co., Ltd.................       408
      80,600   Asahi Glass Co...................................       501
      23,500   Bank of Yokohama.................................        56
      32,000   Bridgestone Corp.................................       727
      34,800   Canon, Inc.......................................       745
      17,000   Casio Computer Co., Ltd..........................       126
      22,800   Chiba Bank Ltd...................................        91
      29,800   Chugai Pharmaceutical Ltd........................       298
       5,100   Credit Saison Co., Ltd...........................       126
      32,800   Dai Nippon Printing Co., Ltd.....................       524
      29,800   Daiei, Inc.......................................        81
      28,800   Daikin Industries Ltd............................       286
      29,800   Daiwa House Industry.............................       318
     108,000   Daiwa Securities Co., Ltd........................       369
         170   East Japan Railway Co............................       951
      19,800   Ebara Corp.......................................       171
      12,200   Fanuc Co.........................................       418
     171,000   Fuji Bank........................................       630
      17,000   Fuji Photo Film Co...............................       633
      70,600   Fujitsu Ltd......................................       942
      20,800   Furukawa Electric................................        71
      11,000   Gunma Bank Ltd...................................        87
      37,000   Hankyu Corp......................................       163
   (a)28,000   Hazama-Gumi......................................        18
     143,000   Hitachi Ltd......................................       887
      34,000   Honda Motor Co...................................     1,118
      79,000   Industrial Bank of Japan.........................       365
      14,000   Ito-Yokado Co., Ltd..............................       980
   (a)90,000   Japan Airlines Co., Ltd..........................       238
      67,600   Japan Energy Corp................................        64
      11,800   Joyo Bank........................................        46
      14,800   Jusco Co.........................................       300
      55,600   Kajima Corp......................................       145
      36,600   Kansai Electric Power Co.........................       803
      37,800   KAO Corp.........................................       854
      45,600   Kawasaki Steel Corp..............................        68
      65,600   Kinki Nippon Railway Co., Ltd....................       352
      57,600   Kirin Brewery Co., Ltd...........................       735
      52,600   Komatsu Ltd......................................       276
      81,400   Kubota Corp......................................       243
   (a)88,600   Kumagai Gumi Co., Ltd............................        68
       8,500   Kyocera Corp.....................................       450
      26,800   Kyowa Hakko Kogyo Co., Ltd.......................       133
      77,200   Marubeni Corp....................................       133
       6,800   Marui Co., Ltd...................................       131
      72,400   Matsushita Electric Industrial Co., Ltd..........     1,282
      86,000   Mitsubishi Chemical Corp.........................       181
      76,000   Mitsubishi Corp..................................       438
     101,400   Mitsubishi Electric Corp.........................       319
      24,000   Mitsubishi Estate Co., Ltd.......................       215
     155,000   Mitsubishi Heavy Industries Ltd..................       604
      54,600   Mitsubishi Materials Corp........................        92
      38,000   Mitsubishi Trust and Banking Corp................       245

                                                         -----------------------
                                                                    7
    The accompanying notes are an integral part of the financial statements.

                                   VAN KAMPEN
                         GLOBAL EQUITY ALLOCATION FUND

--------------------------------------------------------------------------------

                            PORTFOLIO OF INVESTMENTS   (CONT.)
                               DECEMBER 31, 1998
                                  (UNAUDITED)

                                                                     VALUE
      SHARES                                                         (000)
--------------------------------------------------------------------------

  JAPAN (CONT.)

      78,200   Mitsui & Co......................................  $    437
      56,600   Mitsui Engineering & Shipbuilding Co., Ltd.......        56
      18,000   Mitsui Fudosan Co., Ltd..........................       136
       1,400   Mitsui Trust & Banking Co., Ltd..................         2
      29,800   Mitsukoshi Ltd...................................        79
      12,000   Murata Manufacturing Co., Inc....................       499
      18,800   Mycal Corp.......................................       112
      50,600   NEC Corp.........................................       466
      57,600   New OJI Paper Co., Ltd...........................       300
      29,800   NGK Insulators Ltd...............................       385
      10,600   Nippon Denko Co., Ltd............................       196
      22,000   Nippon Express Co., Ltd..........................       124
      26,800   Nippon Fire & Marine Insurance Co................        99
      26,800   Nippon Light Metal Co............................        28
      26,800   Nippon Meat Packers, Inc.........................       432
      82,600   Nippon Oil Co....................................       288
     320,000   Nippon Steel Corp................................       581
         433   Nippon Telegraph & Telephone Corp. ADR...........     3,346
      80,400   Nippon Yusen Kabushiki Kaisha....................       254
         350   Nissan Fire & Marine Insurance Co., Ltd..........         1
     102,400   Nissan Motor Co., Ltd............................       314
     168,000   NKK Corp.........................................       115
      55,000   Nomura Securities Co., Ltd.......................       480
      31,800   Odakyu Electric Railway Co.......................       111
       1,300   Orix Corp........................................        97
     114,200   Osaka Gas Co.....................................       394
      26,800   Penta-Ocean Construction.........................        54
       8,000   Pioneer Electronic Corp..........................       134
       3,000   Rohm Co..........................................       274
     108,200   Sakura Bank Ltd..................................       248
      21,800   Sankyo Co., Ltd..................................       477
      80,000   Sanwa Bank Ltd...................................       617
      73,400   Sanyo Electric Co., Ltd..........................       228
       6,800   Secom Co.........................................       564
       5,800   Sega Enterprises Ltd.............................       129
      28,800   Sekisui House Ltd................................       305
      48,600   Sharp Corp.......................................       439
       8,000   Shimano Inc......................................       207
      40,800   Shimizu Corp.....................................       137
      12,000   Shin-Etsu Chemical Co............................       289
      13,000   Shiseido Co., Ltd................................       167
      15,800   Shizuoka Bank....................................       195
      54,600   Showa Denko K.K..................................        48
       2,100   SMC Corp.........................................       168
         900   Softbank Corp....................................        54
      12,000   Sony Corp........................................       875
      69,000   Sumitomo Bank....................................       709
     108,200   Sumitomo Chemical Co.............................       422
      55,400   Sumitomo Corp....................................       270
      38,800   Sumitomo Electric Industries.....................       437
      17,000   Sumitomo Forestry................................       122
     103,400   Sumitomo Metal Industries........................       118
      28,000   Sumitomo Metal Mining Co.........................        91
      27,800   Sumitomo Osaka Cement Co., Ltd...................        52
      57,600   Taisei Corp., Ltd................................       111
      17,000   Taisho Pharmaceutical Co.........................       468
      33,000   Taiyo Yuden Co., Ltd.............................       391
      32,800   Takeda Chemical Industries.......................     1,264
                                                                     VALUE
      SHARES                                                         (000)
--------------------------------------------------------------------------
      57,600   Teijin Ltd.......................................  $    212
     180,600   The Bank of Tokyo-Mitsubishi Ltd.................     1,872
      12,000   The 77 Bank Ltd..................................       120
      36,800   Tobu Railway Co..................................       108
      19,500   Tohoku Electric Power............................       346
      53,600   Tokai Bank.......................................       254
      79,400   Tokio Marine & Fire Insurance Co.................       950
      47,300   Tokyo Electric Power Co..........................     1,169
       4,000   Tokyo Electron Ltd...............................       152
     108,200   Tokyo Gas Co.....................................       285
      45,800   Tokyu Corp.......................................       121
      37,800   Toppan Printing Co., Ltd.........................       462
      84,500   Toray Industries, Inc............................       442
      29,800   Toto Ltd.........................................       240
      58,600   Toyobo Ltd.......................................        76
     118,000   Toyota Motor Corp................................     3,210
      54,600   Ube Industries Ltd...............................        83
         300   Yamaichi Securities..............................        --
      30,000   Yokogawa Electric Corp...........................       149
                                                                  --------
                                                                    51,616
                                                                  --------
  (D)NETHERLANDS (2.9%)
      41,315   ABN Amro Holding N.V.............................       869
      16,800   Aegon N.V........................................     2,063
      10,100   Akzo Nobel N.V...................................       460
    (a)2,640   Buhrmann N V.....................................        47
      18,300   Elsevier N.V.....................................       256
       2,606   Getronics........................................       129
       2,500   Hagemeyer N.V....................................        91
       9,413   Heineken N.V.....................................       566
      27,199   ING Groep N.V....................................     1,659
       2,439   KLM Royal Dutch Airlines N.V.....................        74
      15,617   Koninklijke Ahold N.V............................       577
      13,047   Koninklijke KNP BT N.V...........................       653
         700   Nedlloyd Groep N.V...............................        10
       2,656   Oce N.V..........................................        95
      10,800   Phillips Electronics N.V.........................       725
      23,974   Rodamco N.V......................................       609
      65,400   Royal Dutch Petroleum............................     3,256
      27,000   Royal Dutch Petroleum Co., New York Shares.......     1,293
       1,418   Stork N.V........................................        33
      14,247   TNT Post Group N.V...............................       459
      33,560   Uni-Invest N.V...................................       527
      19,800   Unilever N.V.....................................     1,692
       2,200   Vedior N.V.......................................        43
       2,177   Wolters Kluwer N.V...............................       466
                                                                  --------
                                                                    16,652
                                                                  --------
  NORWAY (0.1%)
  (a)142,200   Choice Hotels Scandinavia S.A....................       200
   (a)79,840   Linstow ASA......................................       378
                                                                  --------
                                                                       578
                                                                  --------
  (D)PORTUGAL (1.2%)
      26,942   Banco Comercial (Registered).....................       829
      17,920   Banco Espirito Santo.............................       556
       (a)20   Banco Pinto & Sotto Mayor........................        --
         800   Banco Totta & Acores 'B' (Registered)............        19

--------------
           8
    The accompanying notes are an integral part of the financial statements.

                                   VAN KAMPEN
                         GLOBAL EQUITY ALLOCATION FUND

--------------------------------------------------------------------------------

                            PORTFOLIO OF INVESTMENTS   (CONT.)
                               DECEMBER 31, 1998
                                  (UNAUDITED)

                                                                     VALUE
      SHARES                                                         (000)
--------------------------------------------------------------------------

  (D)PORTUGAL (CONT.)

      10,900   BPI-SGPS S.A. (Registered).......................  $    370
    (a)8,200   Brisa Auto-Estradas..............................       483
      12,300   Cimpor-Cimentos de Portugal S.A..................       393
         800   CIN S.A..........................................        32
       2,300   Companhia de Seguros Tranguilidade
                 (Registered)...................................        73
      82,600   EDP-Electricidade de Portugal S.A................     1,820
       1,500   INAPA S.A........................................        16
    (a)9,450   Jeronimo Martins, SGPS S.A.......................       517
      14,700   Portucel Industrial-Empresa Produtora de Celulose
                 S.A............................................        96
      27,400   Portugal Telecom S.A.............................     1,257
       1,080   Sociedade de Construcoes Soares da Costa S.A.....         4
       2,203   Somague SGPS.....................................        13
       6,200   Sonae Investimentos S.A..........................       302
       2,400   UNICER-Uniao Cervejeira S.A......................        57
                                                                  --------
                                                                     6,837
                                                                  --------
  SINGAPORE (1.6%)
     125,000   City Developments Ltd............................       542
      13,450   Creative Technology Ltd..........................       190
      36,000   Cycle & Carriage Ltd.............................       123
     176,000   DBS Land Ltd.....................................       259
     101,000   Development Bank Of Singapore Ltd. (Foreign).....       912
      42,000   Fraser & Neave Ltd...............................       123
  (a)145,000   Hotel Properties Ltd.............................        62
     130,000   Keppel Corp......................................       348
      95,000   NatSteel Ltd.....................................       104
  (a)171,000   Neptune Orient Lines Ltd.........................        55
     152,000   Overseas-Chinese Banking Corp., Ltd. (Foreign)...     1,032
      (a)226   Overseas Union Enterprise Ltd....................        --
      57,000   Parkway Holdings Ltd.............................       102
     174,244   Sembcorp Industries Ltd..........................       199
       3,000   Shangri-La Hotel Ltd.............................         5
     172,000   Singapore Airlines Ltd. (Foreign)................     1,261
      50,000   Singapore Press Holdings.........................       542
     487,000   Singapore Technology Engineering Ltd.............       455
     928,000   Singapore Telecommunications Ltd.................     1,417
     101,000   Straits Trading Co., Ltd.........................        65
     239,000   United Industrial Corp., Ltd.....................        96
     139,000   United Overseas Bank Ltd. (Foreign)..............       893
   (a)68,000   United Overseas Land Ltd.........................        46
      34,000   Venture Manufacturing Ltd........................       130
                                                                  --------
                                                                     8,961
                                                                  --------
  (D)SPAIN (3.4%)
       5,500   Acerinox S.A.....................................       128
       4,094   ACS S.A..........................................       161
       (a)41   Aguas de Barcelona S.A...........................         3
      38,380   Argentaria S.A...................................       992
      18,896   Autopistas Concesionaria Espanola S.A............       314
       5,500   Azucarere Ebro Agricolas S.A.....................       121
     153,100   Banco Bilbao Vizcaya S.A. (Reistered)............     2,397
      71,100   Banco Central Hispanoamer S.A....................       843
      90,531   Banco Santander S.A..............................     1,796
                                                                     VALUE
      SHARES                                                         (000)
--------------------------------------------------------------------------
       1,100   Corporacion Financiera Alba S.A..................  $    183
       5,398   Corporacion Mapfre S.A...........................       146
       4,350   Dragados y Construcciones S.A....................       160
          50   Empresa Nacional de Cellulosas S.A...............         1
      72,300   Endesa S.A.......................................     1,913
          17   Energia y Industrias Aragonesas S.A..............        --
       5,500   Fomento de Construcciones y Contratas S.A........       408
      11,000   Gas Natural SDG S.A. 'E'.........................     1,196
       3,435   General de Aguas de Barcelona S.A................       230
      66,000   Iberdrola S.A....................................     1,233
    (a)3,302   Immobiliaria Metropolitana Vasco Central S.A.....        99
      23,800   Repsol S.A.......................................     1,268
       2,400   Sol Melia S.A....................................        84
   (a)13,100   Tabacalera S.A. 'A'..............................       330
      73,354   Telefonica S.A...................................     3,257
       3,145   Telefonica S.A. (New)............................       140
   (a)15,991   TelePizza S.A....................................       152
      21,900   Union Electrica Fenosa S.A.......................       378
   (a)90,758   Vallehermoso S.A.................................     1,296
          50   Viscofan Industria Navarra de Envolturas
                 Celulosicas S.A................................         2
       1,840   Zardoya-Otis S.A.................................        57
                                                                  --------
                                                                    19,288
                                                                  --------
  SWEDEN (1.6%)
      21,300   ABB AB 'A'.......................................       228
       8,900   ABB AB 'B'.......................................        95
       5,100   AGA AG 'A'.......................................        68
   (a)67,540   Asticus AB.......................................       663
      42,366   Astra AB 'A'.....................................       866
      10,300   Astra AB 'B'.....................................       210
       4,250   Atlas Copco AB 'A'...............................        93
       2,100   Atlas Copco AB 'B'...............................        46
     110,740   Castellum AB.....................................     1,204
   (a)81,590   Diligentia AB....................................       574
    (a)4,000   Drott AB 'B'.....................................        37
   (a)12,500   Electrolux AB 'B'................................       215
         600   Esselte AB 'B'...................................        10
      36,710   Fastighets AB Tornet.............................       537
         100   Granges AB.......................................         1
       6,700   Hennes & Mauritz AB 'B'..........................       548
    (a)3,500   NetCom Systems AB 'B'............................       143
      26,100   Piren AB.........................................       166
       6,000   Sandvik AB 'A'...................................       104
       2,500   Sandvik AB 'B'...................................        43
       8,100   SCA AB 'B'.......................................       177
      11,600   Securitas AB 'B'.................................       181
   (a)17,000   Skandia Forsakrings AB...........................       260
      19,200   Skandinaviska Enskilda Banken AB 'A'.............       203
       4,000   Skanska AB 'B'...................................       111
       3,000   SKF AB 'B'.......................................        35
      10,500   Sparbanken Sverige AB 'A'........................       272
       7,200   Svenska Handelsbanken AB 'A'.....................       304
       3,400   Svenskt Stal AB 'A'..............................        33
      60,400   Telefonaktiebolaget LM Ericsson..................     1,440
       4,500   Trelleborg AB 'B'................................        37
         500   Volvo AB 'A'.....................................        11

                                                         -----------------------
                                                                    9
    The accompanying notes are an integral part of the financial statements.

                                   VAN KAMPEN
                         GLOBAL EQUITY ALLOCATION FUND

--------------------------------------------------------------------------------

                            PORTFOLIO OF INVESTMENTS   (CONT.)
                               DECEMBER 31, 1998
                                  (UNAUDITED)

                                                                     VALUE
      SHARES                                                         (000)
--------------------------------------------------------------------------

  SWEDEN (CONT.)

      14,000   Volvo AB 'B'.....................................  $    322
       2,400   Wm-Data AB 'B'...................................       103
                                                                  --------
                                                                     9,340
                                                                  --------
  SWITZERLAND (2.7%)
         245   ABB AG (Bearer)..................................       288
         470   Adia S.A. (Bearer)...............................       214
         160   Alusuisse-Lonza Holding AG (Registered)..........       187
       6,850   CS Holding AG (Registered).......................     1,074
          85   Georg Fischer AG (Registered)....................        29
         175   Holderbank Financiere Glarus AG (Bearer).........       207
         165   Merkur Holding AG (Registered)...................        45
       1,005   Nestle S.A. (Registered).........................     2,191
       1,636   Novartis AG (Registered).........................     3,221
          42   Roche Holding AG (Bearer)........................       762
         177   Roche Holding AG-Genusshein......................     2,163
      (a)405   Sairgroup (Registered)...........................       101
         375   Schweizerische Rueckver (Registered).............       979
          50   SGS Societe Generale de Surveillance Holding S.A.
                 (Bearer).......................................        49
         135   SMH AG (Bearer)..................................        83
         110   Sulzer AG (Registered)...........................        67
    (a)2,050   Swisscom AG (Registered).........................       859
    (a)5,181   UBS AG (Registered)..............................     1,594
    (a)1,205   Zurich Allied AG.................................       894
                                                                  --------
                                                                    15,007
                                                                  --------
  UNITED KINGDOM (11.4%)
      52,400   Abbey National plc...............................     1,122
      58,227   Albert Fisher Group plc..........................         6
    (a)3,096   Alldays plc......................................         9
    (a)4,039   Allders plc......................................         9
   (a)57,946   Allied Zurich plc................................       864
      11,811   Amec plc.........................................        35
   (a)31,573   Anglian Water plc................................       436
      33,640   Argyll Group plc.................................       169
      26,150   Arjo Wiggins Appleton plc........................        49
      18,725   Associated British Foods plc.....................       177
   (a)83,014   Associated British Ports Holdings plc............       387
   (a)18,004   Astec plc........................................        26
      64,089   Barclays plc.....................................     1,382
      16,890   Barratt Developments plc.........................        65
      36,717   Bass plc.........................................       535
       2,022   BBA Group plc....................................        13
      38,215   Beazer Group plc.................................        97
      26,471   Berisford plc....................................        79
      10,202   Berkeley Group (The) plc.........................        75
     145,190   BG plc...........................................       916
      38,169   BICC plc.........................................        44
      49,913   Blue Circle Industries plc.......................       257
      26,105   BOC Group plc....................................       373
      41,125   Boots Co. plc....................................       700
    (a)8,271   BP Amoco plc Spons ADR...........................        --
      79,479   BPB Industries plc...............................       301
      74,772   British Aerospace plc............................       634
      44,903   British Airways plc..............................       303
      57,946   British American Tobacco plc.....................       510
     107,980   British Land Co. plc.............................       803
                                                                     VALUE
      SHARES                                                         (000)
--------------------------------------------------------------------------
     218,658   British Petroleum Co. plc........................  $  3,265
      59,825   British Sky Broadcasting Group plc...............       454
      74,800   British Steel plc................................       111
     216,950   British Telecommunications plc...................     3,269
     269,745   BTR plc, 'B'.....................................       557
     280,100   Burford Holdings plc.............................       457
      44,339   Burmah Castrol plc...............................       634
      93,487   Cable & Wireless plc.............................     1,149
      41,160   Cadbury Schweppes plc............................       702
       7,728   Capital Corp. plc................................         8
     187,410   Capital Shopping Centers plc.....................     1,051
      97,514   Caradon plc......................................       167
      16,769   Carpetright plc..................................        63
     164,550   Centrica plc.....................................       331
      33,646   Coats Viyella plc................................        15
      19,249   Cobham plc.......................................       223
      26,106   Commercial Union plc.............................       409
       3,722   De La Rue plc....................................        13
       3,953   Delta plc........................................         7
     126,724   Diageo plc.......................................     1,442
    (a)7,331   Dialog Corporation plc...........................         7
      29,175   Elementis plc....................................        40
       9,770   Emap plc.........................................       187
      83,638   EMI Group plc....................................       559
      40,199   Enterprise Oil plc...............................       197
      38,972   Firstgroup plc...................................       258
      31,227   FKI plc..........................................        70
     108,475   General Electric plc.............................       979
      44,734   GKN plc..........................................       594
     119,675   Glaxo Welcome plc................................     4,118
      26,140   Granada Group plc................................       462
     402,620   Grantchester Holdings plc........................       938
      44,875   Great Universal Stores plc.......................       473
    (a)8,968   Greycoat plc.....................................        25
      28,470   Guardian Royal Exchange plc......................       159
      78,320   Hammerson plc....................................       449
      61,081   Hanson plc.......................................       485
      22,703   House of Fraser plc..............................        20
      82,270   HSBC Holdings plc................................     2,081
      39,193   Hyder plc........................................       492
      37,585   IMI plc..........................................       148
      33,675   Imperial Chemical Industries plc.................       292
      21,676   Jarvis plc.......................................       241
    (a)2,387   JBA Holdings plc.................................         8
      44,295   Johnson Matthey plc..............................       299
       4,129   Kwik-Fit Holdings plc............................        33
      45,473   Ladbroke Group plc...............................       183
   (a)10,539   Laird Group plc..................................        29
      29,925   Land Securities plc..............................       385
     136,247   Lasmo plc........................................       227
      44,875   Legal & General Group plc........................       583
   (a)21,762   Lex Service plc..................................       139
      87,179   LIMIT plc........................................       238
     205,675   Lloyds TSB Group plc.............................     2,926
   (a)31,795   London Clubs International plc...................        87
   (a)11,737   London Forfaiting Co., plc.......................        22
      35,683   Lonrho Africa plc................................       195
       7,485   Lonrho Africa plc................................         7
    (a)3,132   Low & Bonar plc..................................         8

--------------
          10
    The accompanying notes are an integral part of the financial statements.

                                   VAN KAMPEN
                         GLOBAL EQUITY ALLOCATION FUND

--------------------------------------------------------------------------------

                            PORTFOLIO OF INVESTMENTS   (CONT.)
                               DECEMBER 31, 1998
                                  (UNAUDITED)

                                                                     VALUE
      SHARES                                                         (000)
--------------------------------------------------------------------------

  UNITED KINGDOM (CONT.)

     115,823   LucasVarity plc..................................  $    386
    (a)3,027   Manchester United plc............................        11
     130,875   Marks & Spencer plc..............................       898
   (a)60,642   Marley plc.......................................       123
      (a)396   Mayflower Corporation plc........................         1
       3,630   McKechnie plc....................................        22
    (a)9,288   Meggitt plc......................................        19
      18,557   MEPC plc.........................................       124
      32,562   Mirror Group News Ord plc........................        81
   (a)56,088   Misys plc........................................       409
      52,400   National Power plc...............................       452
      24,343   Next plc.........................................       200
   (a)64,004   NFC plc..........................................       127
      26,148   North West Water plc.............................       362
    (a)1,490   Ocean Group plc..................................        19
   (a)14,245   Parity plc.......................................       136
      30,693   Peninsular & Oriental Steam Navigation Co........       363
      17,517   Pennon Group plc.................................       339
     219,471   Pilkington plc...................................       219
       3,303   Powerscreen International plc....................         6
      74,809   Prudential Corp. plc.............................     1,130
      15,431   Racal Electronic plc.............................        89
      76,911   Rank Group plc...................................       296
      51,925   Reed International plc...........................       406
      55,120   Reuters Holdings plc.............................       579
      17,481   Rexam plc........................................        49
    (a)3,727   Rexam plc........................................        10
   (a)11,200   RMC Group plc....................................       153
      56,619   Rolls-Royce plc..................................       235
      52,412   Royal & Sun Alliance Insurance Group plc.........       428
      18,679   Royal Bank of Scotland Group plc.................       298
      45,035   Rtz Corp. plc (Registered).......................       524
      20,156   Rugby Group plc..................................        31
      59,797   Sainsbury (J) plc................................       479
      11,175   Schroders plc....................................       204
    (a)8,881   Scotia Holdings plc..............................         9
      37,418   Scottish Power plc...............................       384
   (a)57,421   Sears plc........................................       246
       7,480   Selfridges plc...................................        27
    (a)2,700   Skillsgroup plc..................................         8
      18,725   Slough Estates plc...............................        85
     192,871   SmithKline Beecham plc...........................     2,696
       8,351   Smiths Industries plc............................       119
      53,535   Southern Electric plc............................       605
   (a)68,508   Stagecoach Holdings plc..........................       273
      52,385   Tarmac plc.......................................        98
      29,879   Taylor Woodrow plc...............................        75
     213,201   Tesco plc........................................       608
      24,011   Thames Water plc.................................       459
      18,691   TI Group plc.....................................       101
    (a)2,634   Torotrac plc.....................................         4
       7,900   Unilever N.V. - New York Shares..................       655
     107,150   Unilever plc.....................................     1,202
    (a)4,410   Vickers plc......................................        13
     123,417   Vodafone Group plc...............................     2,004
     553,100   Wates City of London Properties plc..............       653
       1,852   Wickes plc.......................................         8
      25,635   William Baird plc................................        44
                                                                     VALUE
      SHARES                                                         (000)
--------------------------------------------------------------------------
      45,398   WPP Group plc....................................  $    276
   (a)29,111   Yorkshire Water plc..............................       266
      33,675   Zeneca Group plc.................................     1,466
                                                                  --------
                                                                    64,938
                                                                  --------
  UNITED STATES (38.0%)
       6,800   AAR Corp.........................................       162
      19,400   Abbott Laboratories..............................       951
    (a)1,500   Abercrombie & Fitch Co. 'A'......................       106
       4,700   ABM Industries, Inc..............................       163
    (a)2,000   Acnielsen Corp...................................        57
   (a)14,800   Acxiom Corp......................................       459
    (a)4,400   Adac Laboratories, Inc...........................        88
    (a)3,800   ADC Telecom, Inc.................................       132
    (a)4,700   Advo Inc.........................................       124
    (a)3,400   AES Corp.........................................       161
       2,200   AETNA, Inc.......................................       173
       7,100   AFLAC, Inc.......................................       312
       2,300   A.G. Edwards, Inc................................        86
       1,900   AGL Resources, Inc...............................        44
       3,800   A.H. Belo Corp., 'A'.............................        76
       8,300   Air Express International Corp...................       181
       5,200   Air Products & Chemicals, Inc....................       208
       2,300   Airborne Freight Corp............................        83
    (a)7,900   Airtouch Communications, Inc.....................       570
       2,600   AK Steel Holding Corp............................        61
       3,300   Albertson's, Inc.................................       210
       3,100   Allegheny Energy, Inc............................       107
       1,700   Allegiance Corp..................................        79
    (a)2,900   Alliant Techsystems, Inc.........................       239
       7,400   Allied Signal, Inc...............................       328
       4,900   Allied Waste Industries, Inc.....................       116
      10,700   Allstate Corp....................................       413
       3,600   Alltel Corp......................................       215
       6,000   Alpharma, Inc....................................       212
    (a)2,800   Altera Corp......................................       170
       3,301   Aluminum Co. of America..........................       246
       2,100   AMBAC Finacial Group, Inc........................       126
       2,200   Amerada Hess Corp................................       109
       1,700   Ameren Corp......................................        73
   (c)11,800   America Online, Inc..............................     1,708
       9,100   American Bankers Insurance Group, Inc............       440
       2,500   American Electric Power Co., Inc.................       118
       5,600   American Express Co..............................       573
       2,000   American Financial Group, Inc....................        88
       3,900   American General Corp............................       304
      16,600   American Home Products Corp......................       935
      13,000   American International Group, Inc................     1,255
    (a)8,700   American Management Systems, Inc.................       348
    (a)7,200   American Oncology Resources, Inc.................       105
    (a)2,800   American Power Conversion Corp...................       136
    (a)2,100   American Standard Companies, Inc.................        75
       4,000   American Stores Co...............................       148
      23,100   American Telephone & Telegraph Co................     1,737
       2,400   American Water Works, Inc........................        81
   (a)13,800   Americredit Corp.................................       191
      14,200   Ameritech Corp...................................       900
    (a)3,500   Amgen, Inc.......................................       366
       7,000   A.O. Smith Corp..................................       172

                                                         -----------------------
                                                                    11
    The accompanying notes are an integral part of the financial statements.

                                   VAN KAMPEN
                         GLOBAL EQUITY ALLOCATION FUND

--------------------------------------------------------------------------------

                            PORTFOLIO OF INVESTMENTS   (CONT.)
                               DECEMBER 31, 1998
                                  (UNAUDITED)

                                                                     VALUE
      SHARES                                                         (000)
--------------------------------------------------------------------------

  UNITED STATES (CONT.)

      12,500   Amoco Corp.......................................  $    755
       4,500   AMP, Inc.........................................       234
    (a)2,200   AMR Corp.........................................       131
    (a)4,900   Analog Devices...................................       154
       3,100   Analogic Corp....................................       117
       5,300   Analysts International Corp......................       102
       3,600   Anchor Bancorp Wisconsin, Inc....................        86
       6,500   Anheuser-Busch Cos., Inc., 'A'...................       427
   (a)11,100   Anixter International, Inc.......................       225
    (a)4,900   AnnTaylor Stores Corp............................       193
       2,800   Aon Corp.........................................       155
       9,600   Apogee Enterprises, Inc..........................       108
       6,600   Applebee's International, Inc....................       136
       7,500   Applied Industrial Technologies, Inc.............       104
    (a)5,700   Applied Material, Inc............................       243
       8,500   Applied Power, Inc., 'A'.........................       321
       8,700   Aptar Group, Inc.................................       244
       8,900   Archer Daniels Midland Co........................       153
    (a)3,100   Arrow Electronics, Inc...........................        83
       1,400   Arvin Industries, Inc............................        58
    (a)3,200   Ascend Communications, Inc.......................       210
   (a)11,500   Aspect Telecommunications Corp...................       198
       2,000   Associated Banc-Corp.............................        68
       9,003   Associates First Capital Corp., 'A'..............       382
    (a)2,100   Astec Industries, Inc............................       117
      12,000   Astoria Financial Corp...........................       549
       4,700   Atlantic Richfield Co............................       307
       5,800   Atmos Energy Corp................................       187
       3,700   Automatic Data Processing, Inc...................       297
       2,800   Avery Dennison Corp..............................       126
    (a)5,600   Avid Technology, Inc.............................       131
       1,500   Avnet, Inc.......................................        91
       4,000   Avon Products, Inc...............................       177
       5,300   Baker Hughes, Inc................................        94
       9,700   Baldor Electric Co...............................       196
       7,500   Ballard Medical Products.........................       182
       8,700   Bank of New York Co., Inc........................       350
      14,900   Banc One Corp....................................       761
      21,700   BankAmerica Corp.................................     1,304
       4,200   BankBoston Corp..................................       164
       1,800   Bankers Trust New York Corp......................       154
       3,300   Banknorth Group, Inc.............................       124
    (a)2,200   Barnes & Noble, Inc..............................        94
       5,100   Barnes Group, Inc................................       149
    (a)4,800   Barr Laboratories, Inc...........................       230
    (a)5,900   Barrett Resources Corp...........................       142
       4,100   Baxter International, Inc........................       264
       4,600   BB&T Corp........................................       185
    (a)5,300   BE Aerospace, Inc................................       111
       1,100   Beckman Coulter, Inc.............................        60
       4,300   Becton & Dickinson & Co..........................       184
    (a)3,700   Bed Bath & Beyond, Inc...........................       126
       9,100   Belden, Inc......................................       193
      19,800   Bell Atlantic Corp...............................     1,048
      24,800   BellSouth Corp...................................     1,236
       2,700   Bergen Brunswig Corp., 'A'.......................        94
    (a)2,900   Best Buy Co., Inc................................       178
       4,100   Bestfoods........................................       218
                                                                     VALUE
      SHARES                                                         (000)
--------------------------------------------------------------------------
    (a)7,500   Billing Concepts Corp............................  $     83
       5,100   Bindley Western Industries, Inc..................       251
    (a)2,000   Biogen, Inc......................................       166
    (a)6,300   BISYS Group, Inc.................................       325
    (a)2,400   BJ Services Co...................................        38
       1,400   BJ's Wholesale Club, Inc.........................        65
       2,200   Black & Decker Corp..............................       123
       9,100   Blount International, Inc.,'A'...................       227
    (a)2,800   BMC Software, Inc................................       125
      13,000   Boeing Co........................................       424
    (a)6,300   Boole & Babbage, Inc.............................       185
    (a)2,100   Borders Group, Inc...............................        52
       1,000   Borg-Warner Automotive, Inc......................        56
    (a)6,500   Boston Scientific Corp...........................       174
       1,700   Bowater, Inc.....................................        70
       8,700   Bowne & Co.......................................       156
       5,000   Brady Corp., 'A'.................................       135
   (a)13,600   BREED Technologies, Inc..........................       111
   (a)12,100   Brightpoint, Inc.................................       166
    (a)2,300   Brinker Intertional, Inc.........................        66
      12,700   Bristol-Myers Squibb Co..........................     1,698
       3,000   Browning-Ferris Industries, Inc..................        85
       6,200   Brush Wellman, Inc...............................       108
    (a)8,700   Buckeye Technologies, Inc........................       130
       5,400   Burlington Northern Railroad Co..................       182
       3,000   Burlington Resources, Inc........................       107
    (a)8,200   Burr-Brown Corp..................................       192
       7,100   Cable Design Technologies Corp...................       131
       2,500   Cabot Corp.......................................        70
       7,000   Cabot Oil & Gas Corp., 'A'.......................       105
       6,100   Cadence Design Systems, Inc......................       181
       2,100   California Energy Co., Inc.......................        73
       6,400   Cambrex Corp.....................................       154
       5,100   Campbell Soup Co.................................       281
       3,900   Canandaigua Brands, Inc., 'A'....................       225
       1,000   Capital One Financial Corp.......................       115
    (a)7,900   Capital Re Corp..................................       158
       6,100   Caraustar Industries, Inc........................       174
       3,100   Cardinal Health, Inc.............................       235
       1,300   Carlisle Cos., Inc...............................        67
       1,800   Carolina Power & Light Co........................        85
       9,400   Case Corp........................................       205
      12,300   Caseys General Stores, Inc.......................       160
       3,900   Catalina Marketing Corp..........................       267
       5,700   Caterpillar, Inc.................................       262
       7,200   Cato Corp., 'A'..................................        71
      10,300   CBS, Inc.........................................       337
       1,300   CCB Financial Corp...............................        74
    (a)8,600   C-Cube Microsystems, Inc.........................       233
    (a)5,000   CDI Corp.........................................       101
    (a)3,700   CEC Entertainment, Inc...........................       103
   (a)12,300   Cendant Corp.....................................       234
    (a)2,000   Centocor, Inc....................................        90
       2,400   Central & South West Corp........................        66
       3,900   Central Hudson Gas & Electric Corp...............       175
       6,100   Central Parking Corp.............................       198
       5,000   Centura Banks, Inc...............................       372
       2,900   Century Telephone Enterprises, Inc...............       196
    (a)1,200   Ceridian Corp....................................        84

--------------
          12
    The accompanying notes are an integral part of the financial statements.

                                   VAN KAMPEN
                         GLOBAL EQUITY ALLOCATION FUND

--------------------------------------------------------------------------------

                            PORTFOLIO OF INVESTMENTS   (CONT.)
                               DECEMBER 31, 1998
                                  (UNAUDITED)

                                                                     VALUE
      SHARES                                                         (000)
--------------------------------------------------------------------------

  UNITED STATES (CONT.)

    (a)6,600   Cerner Corp......................................  $    177
   (a)10,200   Champion Enterprises, Inc........................       279
       2,600   Charter One Financial, Inc.......................        72
      11,300   Chase Manhattan Corp.............................       769
    (a)4,700   Cheesecake Factory, Inc. (The)...................       139
       4,100   Chemed Corp......................................       137
       4,700   ChemFirst , Inc..................................        93
       8,300   Chevron Corp.....................................       688
      14,200   Chiquita Brands International, Inc...............       136
    (a)5,000   Chiron Corp......................................       131
    (a)1,400   Chris-Craft Industries, Inc......................        67
       2,200   Chubb Corp.......................................       143
   (a)11,400   Ciber, Inc.......................................       318
       3,000   Cigna Corp.......................................       232
       3,200   CILCORP, Inc.....................................       196
       4,300   Cincinatti Bell, Inc.............................       163
       2,700   Cincinnati Financial Corp........................        99
       2,000   Cinergy Corp.....................................        69
       2,800   Cintas Corp......................................       197
   (a)20,000   Cisco Systems, Inc...............................     1,855
      29,000   Citigroup, Inc...................................     1,435
    (a)1,200   Citrix Systems, Inc..............................       116
       1,400   City National Corp...............................        58
      10,450   Cke Restaurants, Inc.............................       308
       6,100   CLARCOR, Inc.....................................       122
       5,025   Clayton Homes, Inc...............................        69
    (a)3,600   Clear Channel Communications, Inc................       196
       1,400   Clorox Co........................................       164
       2,900   CMS Energy Corp..................................       140
       1,800   CNF Transportation, Inc..........................        68
       4,400   Coastal Corp.....................................       154
       2,100   Coca-Cola Bottling Co............................       121
      30,700   Coca-Cola Co.....................................     2,052
       5,600   Coca-Cola Enterprises, Inc.......................       200
    (a)8,200   Cognex Corp......................................       164
       3,900   Colgate Palmolive Co.............................       362
       9,800   Columbia HCA/Healthcare Corp.....................       243
      12,900   Comair Holdings, Inc.............................       435
       4,900   Comcast Corp.....................................       288
       4,200   Comdisco, Inc....................................        71
       2,300   Comerica, Inc....................................       157
       4,600   Commerce Bancorp, Inc............................       242
      13,000   Commercial Federal Corp..........................       301
       5,100   Commercial Metals Co.............................       142
       4,300   Commonwealth Energy Systems......................       174
    (a)9,000   CommScope, Inc...................................       151
      22,200   Compaq Computer Corp.............................       931
       7,300   Computer Associates International, Inc...........       311
       2,200   Computer Sciences Corp...........................       142
       4,800   Computer Task Group, Inc.........................       130
    (a)4,900   Compuware Corp...................................       383
         900   Comsat Corp......................................        32
       6,900   Conagra, Inc.....................................       217
       2,600   Conectiv, Inc....................................        64
       4,200   Conseco, Inc.....................................       128
       3,600   Consolidated Edison Co. of New York, Inc.........        99
       3,300   Consolidated Edison, Inc.........................       174
    (a)3,400   Consolidated Graphics, Inc.......................       230
                                                                     VALUE
      SHARES                                                         (000)
--------------------------------------------------------------------------
    (a)2,200   Consolidated Stores Corp.........................  $     44
    (a)4,500   Cooper Companies, Inc............................        93
       2,800   Cooper Industries, Inc...........................       134
       7,300   Corn Products International, Inc.................       222
       3,700   Corning, Inc.....................................       167
    (a)2,200   Corrections Corp. of America.....................        39
    (a)3,100   Costco Cos., Inc.................................       224
       2,000   Countrywide Credit Industries, Inc...............       100
    (a)2,000   Covance, Inc.....................................        58
   (a)12,300   Coventry Health Care, Inc........................       108
       1,800   Cracker Barrel Old Country Store, Inc............        42
       2,500   Crestar Financial Corp...........................       180
      10,800   Cross Timbers Oil Co.............................        81
       3,300   CSX Corp.........................................       137
       4,200   CTS Corp.........................................       183
       5,400   Cullen/Frost Bankers, Inc........................       296
         300   Cummins Engine...................................        11
       6,900   Dallas Semiconductor Corp........................       281
       3,800   Dana Corp........................................       155
       4,100   Danaher Corp.....................................       223
       6,300   Dayton Hudson Corp...............................       342
       1,100   Dean Foods Co....................................        45
       3,500   Deere & Co.......................................       116
   (a)16,500   Dell Computer Corp...............................     1,208
    (a)4,692   Delphi Financial Group, Inc., 'A'................       246
       8,200   Delta & Pine Land Co.............................       303
       1,800   Delta Airlines, Inc..............................        94
       1,900   DENTSPLY International, Inc......................        49
       7,200   Devon Energy Corp................................       221
   (a)14,100   DeVry, Inc.......................................       432
       5,100   Diagnostic Products Corp.........................       159
       2,900   Dial Corp........................................        84
       2,000   Diebold, Inc.....................................        71
       2,400   Dime Bancorp, Inc................................        63
       9,300   Dimon, Inc.......................................        69
    (a)5,100   Dionex Corp......................................       187
    (a)4,700   Discount Auto Parts, Inc.........................       103
       2,000   Dole Food Co., Inc...............................        60
    (a)1,600   Dollar Tree Stores, Inc..........................        70
       3,400   Dominion Resources, Inc..........................       159
       4,100   Dover Corp.......................................       150
       4,000   Dow Chemical Co..................................       364
       6,000   Downey Financial Corp............................       153
      12,300   D.R. Horton, Inc.................................       283
    (a)7,300   Dress Barn, Inc..................................       111
       1,700   DTE Energy Co....................................        73
      15,000   Du Pont (EI) de Nemours Co.......................       796
       4,300   Duke Power Co....................................       275
       3,800   Dun & Bradstreet Corp............................       120
      11,200   E*TRADE Group, Inc...............................       524
    (a)6,100   Eagle Hardware & Garden, Inc.....................       198
       8,500   Earthgrains Co...................................       263
       5,700   Eastern Utilities Association....................       161
       4,500   Eastman Kodak Co.................................       324
       6,200   Eaton Vance Corp.................................       129
       4,800   Edison International Corp........................       134
       3,000   El Paso Energy Corp..............................       104
       6,500   Electronic Data Systems Corp.....................       327
       1,800   Electronics For Imaging, Inc.....................       101

                                                         -----------------------
                                                                    13
    The accompanying notes are an integral part of the financial statements.

                                   VAN KAMPEN
                         GLOBAL EQUITY ALLOCATION FUND

--------------------------------------------------------------------------------

                            PORTFOLIO OF INVESTMENTS   (CONT.)
                               DECEMBER 31, 1998
                                  (UNAUDITED)

                                                                     VALUE
      SHARES                                                         (000)
--------------------------------------------------------------------------

  UNITED STATES (CONT.)

      14,000   Eli Lilly & Co...................................  $  1,244
    (a)6,600   EMC Corp.........................................       561
       5,500   Emerson Electric Co..............................       333
       6,600   Energen Corp.....................................       129
       2,100   Energy East Corp.................................       119
       8,300   Enhance Financial Services Group, Inc............       249
       4,600   Enron Corp.......................................       262
       4,100   Ensco International, Inc.........................        44
       3,500   Entergy Corp.....................................       109
    (a)4,900   Envoy Corp.......................................       285
   (a)10,000   Enzo Biochem, Inc................................       103
       2,100   Equifax, Inc.....................................        72
    (a)5,100   Etec Systems, Inc................................       204
       6,600   Ethan Allen Interiors, Inc.......................       271
       3,100   Executive Risk, Inc..............................       170
       5,100   Expeditors International of Washington, Inc......       214
    (a)6,900   Express Scripts, Inc., 'A'.......................       463
      30,300   Exxon Corp.......................................     2,215
       3,700   Fair, Issac & Co., Inc...........................       171
       5,300   Family Dollar Stores, Inc........................       117
    (a)5,900   Family Golf Centers, Inc.........................       117
      12,800   Fannie Mae Corp..................................       947
    (a)1,400   Fastenal Co......................................        62
    (a)2,300   FDX Corp.........................................       205
       8,200   Federal Home Loan Mortgage Corp..................       528
       2,100   Federal Signal Corp..............................        57
       1,600   Federal-Mogul Corp...............................        95
    (a)3,700   Federated Department Stores......................       161
       2,000   Ferro Corp.......................................        52
       6,270   Fidelity National Financial, Inc.................       191
       3,800   Fifth Third Bancorp..............................       271
       1,700   Finova Group, Inc................................        92
   (a)11,100   First American Financial Corp....................       357
       6,100   Firstbancorp/Puerto Rico.........................       184
       1,100   First Brands Corp................................        43
       1,100   First Chicago Nbd Corp...........................        56
       6,300   First Data Corp..................................       200
    (a)1,900   First Health Group Corp..........................        31
       6,000   First Midwest Bancorp, Inc.......................       228
       5,200   First Security Corp..............................       122
       3,100   First Tennessee National Corp....................       118
      12,100   First Union Corp. (N.C.).........................       736
       1,600   First Virginia Banks, Inc........................        75
       2,712   Firstar Corp.....................................       253
       3,300   Firstenergy Corp.................................       107
      13,300   Firstmerit Corp..................................       357
    (a)2,200   Fiserv, Inc......................................       113
       6,800   Fleet Financial Group, Inc.......................       304
      10,300   Fleming Cos., Inc................................       107
       2,700   Florida Progress Corp............................       121
       4,400   Florida Rock Industries, Inc.....................       136
       2,600   Flowers Industries, Inc..........................        62
    (a)8,800   Foodmaker, Inc...................................       194
    (a)5,600   Footstar, Inc....................................       140
      16,100   Ford Motor Co....................................       945
    (a)3,000   Fore Systems, Inc................................        55
    (a)2,400   Forest Laboratories, Inc. 'A'....................       128
       3,900   Fort James Corp..................................       156
                                                                     VALUE
      SHARES                                                         (000)
--------------------------------------------------------------------------
       3,200   Fortune Brands, Inc..............................  $    101
    (a)5,200   Foundation Health Systems 'A'....................        62
       1,900   FPL Group, Inc...................................       117
       6,900   Franklin Covey Co................................       116
    (a)3,700   Franklin Resources, Inc..........................       118
    (a)2,200   Fred Meyer, Inc..................................       133
      14,000   Fremont General Corp.............................       347
       3,000   Frontier Corp....................................       102
       9,600   Frontier Insurance Group, Inc....................       124
       4,600   G & K Services Inc. 'A'..........................       245
       3,300   Gallagher (Arthur J.) & Co.......................       146
       3,700   Gannett Co., Inc.................................       239
       7,850   Gap, Inc.........................................       442
    (a)2,400   Gateway 2000, Inc................................       123
       3,300   Gatx Corp........................................       125
       2,000   General Dynamics Corp............................       117
      43,284   General Electric Co..............................     4,417
       2,500   General Mills, Inc...............................       194
       9,100   General Motors Corp..............................       651
       1,000   General RE Corp..................................       248
    (a)9,000   Genesis Health Ventures, Inc.....................        79
   (a)14,100   Gentex Corp......................................       282
    (a)2,300   Genzyme Corp.....................................       114
         259   Genzyme-Molecular Oncology.......................         1
       5,300   Geon Co..........................................       122
       3,200   Georgia-Pacific Corp.............................       187
       3,000   Georgia-Pacific Corp. (Timber Group).............        71
       6,000   Gerber Scientific, Inc...........................       143
    (a)7,000   Getchell Gold Corp...............................       191
      14,400   Gillette Co......................................       696
    (a)5,000   Global Marine, Inc...............................        46
       1,000   Golden West Financial Corp.......................        92
       4,000   Goodyear Tire & Rubber Co........................       202
       1,900   GPU, Inc.........................................        84
       3,800   Graco, Inc.......................................       112
   (a)11,800   Grand Casinos, Inc...............................        95
       2,100   Greenpoint Financial Corp........................        74
      12,300   GTE Corp.........................................       800
       2,100   Guidant Corp.....................................       232
       9,700   Guilford Mills, Inc..............................       162
    (a)3,100   Hadco Corp.......................................       109
       5,900   Halliburton Co...................................       175
    (a)6,000   Ha-Lo Industries, Inc............................       226
       1,600   Hannaford Brothers Co............................        85
       4,500   Harley-Davidson, Inc.............................       213
       4,500   Harman International Industries, Inc.............       172
       2,200   Harsco Corp......................................        67
       2,800   Hartford Financial Services Group................       154
       1,400   Hawaiian Electric Industries, Inc................        56
      13,005   HBO & Co.........................................       373
    (a)7,200   Health Management Associates, Inc. 'A'...........       156
    (a)8,400   HEALTHSOUTH Corp.................................       130
    (a)7,200   Heartland Express, Inc...........................       126
       4,200   Henry (Jack) & Associates........................       209
       2,500   Herman Miller, Inc...............................        67
       1,900   Hershey Foods Corp...............................       118
      13,600   Hewlett-Packard Co...............................       929
       4,000   Hibernia Corp., 'A'..............................        70
       2,200   Hillenbrand Industries, Inc......................       125

--------------
          14
    The accompanying notes are an integral part of the financial statements.

                                   VAN KAMPEN
                         GLOBAL EQUITY ALLOCATION FUND

--------------------------------------------------------------------------------

                            PORTFOLIO OF INVESTMENTS   (CONT.)
                               DECEMBER 31, 1998
                                  (UNAUDITED)

                                                                     VALUE
      SHARES                                                         (000)
--------------------------------------------------------------------------

  UNITED STATES (CONT.)

       4,300   Hilton Hotels Corp...............................  $     82
       4,800   H.J. Heinz Co....................................       272
    (a)5,300   HNC Software, Inc................................       214
      18,500   Home Depot, Inc..................................     1,132
       1,900   Honeywell, Inc...................................       143
       2,200   Hormel Foods Corp................................        72
       1,300   Houghton Mifflin Co..............................        61
       6,400   Household Internaional, Inc,.....................       254
       3,600   Houston Industries, Inc..........................       116
       1,600   HSB Group, Inc...................................        66
       2,500   Hubbell Inc.'B'..................................        95
       8,200   Hubco, Inc.......................................       247
       6,300   Hughes Supply, Inc...............................       184
       3,500   Huntington Bancshares, Inc.......................       105
    (a)5,800   Hutchinson Technology, Inc.......................       207
    (a)6,100   Hyperion Solutions Corp..........................       110
       2,600   IBP, Inc.........................................        76
       2,400   ICN Pharmaceuticals, Inc.........................        54
    (a)8,300   IDEXX Laboratories, Inc..........................       223
    (a)2,700   IHOP Corp........................................       108
       3,800   Illinois Tool Works, Inc.........................       220
       1,600   Illinova Corp....................................        40
       3,500   IMC Global, Inc..................................        75
       2,600   IMS Health, Inc..................................       196
    (a)6,400   Incyte Pharmaceuticals, Inc......................       239
       2,600   Ingersoll-Rand Co................................       122
      10,500   Input/Output, Inc................................        77
    (a)8,400   Insituform Technologies, Inc. 'A'................       122
   (a)12,700   Integrated Health Services, Inc..................       179
      21,500   Intel Corp.......................................     2,549
      13,300   Interface, Inc...................................       123
   (a)10,800   Interim Services, Inc............................       252
       6,100   Intermet Corp....................................        80
      12,000   International Business Machines Corp.............     2,217
       3,700   International Game Technology....................        90
       6,000   International Paper Co...........................       269
   (a)14,500   International Rectifier Corp.....................       141
       2,600   Interpublic Group of Cos., Inc...................       207
       2,100   Interstate Bakeries Corp.........................        56
       2,500   Interstate Energy Corp...........................        81
       6,200   Inter-Tel, Inc...................................       145
    (a)1,600   Intuit, Inc......................................       116
    (a)4,500   Ionics, Inc......................................       135
       1,400   IPALCO Enterprises, Inc..........................        78
       2,200   ITT Industries, Inc..............................        87
       7,000   Ivacare Corp.....................................       168
       3,700   J.C. Penney Co., Inc.............................       173
       1,400   Jefferson-Pilot Corp.............................       105
       9,700   JLG Industries, Inc..............................       152
       7,300   John H. Harland Co...............................       115
      16,800   Johnson & Johnson................................     1,409
    (a)3,400   Jones Apparel Group, Inc.........................        75
       6,300   Jones Pharma., Inc...............................       230
       1,800   JSB Financial....................................        98
    (a)7,500   Just For Feet, Inc...............................       130
       7,500   Justin Industries................................        98
       7,800   Kaman Corp., 'A'.................................       125
       1,100   Kansas City Power & Light Co.....................        33
                                                                     VALUE
      SHARES                                                         (000)
--------------------------------------------------------------------------
       3,700   Kansas City Southern Industries, Inc.............  $    182
       1,500   Kaydon Corp......................................        60
    (a)1,800   Keane, Inc.......................................        72
       4,800   Kellogg Co.......................................       164
       5,700   Kellwood Co......................................       143
       1,400   Kelly Services Inc. 'A'..........................        44
    (a)8,800   Kemet Corp.......................................        99
    (a)8,500   Kent Electronics Corp............................       108
       6,100   Keycorp..........................................       195
    (a)4,300   Keyspan Energy Corp..............................       133
      10,300   Keystone Financial, Inc..........................       381
       7,000   Kimberly-Clark Corp..............................       382
    (a)3,700   Kirby Corp.......................................        74
    (a)9,200   Kmart Corp.......................................       141
       1,600   KN Energy, Inc...................................        58
    (a)2,400   Kohls Corp.......................................       147
    (a)4,000   Kroger Co........................................       242
       4,600   Kuhlman Corp.....................................       174
    (a)6,000   Kulicke & Soffa Industries.......................       107
    (a)2,200   Landstar System, Inc.............................        90
    (a)5,100   Lattice Semiconductor Corp.......................       234
      11,200   La-Z-Boy, Inc....................................       200
    (a)2,100   Lear Corp........................................        81
       2,100   Lee Enterprises..................................        66
      12,600   Legg Mason, Inc..................................       398
       5,400   Leggett & Platt, Inc.............................       119
       3,300   Lehman Brothers Holdings, Inc....................       145
    (a)2,000   Lexmark International Group, Inc.................       201
       2,600   LG&E Energy Corp.................................        74
       3,800   Libbey, Inc......................................       110
       5,300   Lilly Industries, Inc. 'A'.......................       106
    (a)1,800   Lincare Holdings, Inc............................        73
       1,500   Lincoln National Corp............................       123
       2,200   Linear Technology Corp...........................       197
    (a)8,000   Linens 'n Things, Inc............................       317
    (a)1,000   Litton Industries, Inc...........................        65
       2,800   Lockheed Martin Corp.............................       237
       1,700   Loews Corp.......................................       167
       5,400   Lone Star Industries, Inc........................       199
       4,700   Lowe's Cos., Inc.................................       241
       2,200   Lubrizol Corp....................................        57
       9,000   Luby's Cafeterias, Inc...........................       139
      16,800   Lucent Technologies, Inc.........................     1,848
       5,500   LVS Corp.........................................       303
       2,900   Lyondell Petrochemical Co........................        52
       5,500   Macdermid, Inc...................................       215
    (a)8,500   Macromedia, Inc..................................       286
       2,900   Maf Bancorp, Inc.................................        77
       3,800   Manitowoc Co., Inc...............................       169
       2,400   Manpower, Inc....................................        60
       8,100   Marcus Corp......................................       132
       3,500   Mark IV Industries, Inc..........................        46
       4,500   Marriott International 'A'.......................       131
       3,400   Marsh & Mclennan Cos., Inc.......................       199
       2,900   Marshall & Ilsley Corp...........................       169
    (a)6,900   Marshall Industries..............................       169
       1,500   Martin Marietta Corp.............................        93
       5,000   Masco Corp.......................................       144
       4,000   Mattel, Inc......................................        91

                                                         -----------------------
                                                                    15
    The accompanying notes are an integral part of the financial statements.

                                   VAN KAMPEN
                         GLOBAL EQUITY ALLOCATION FUND

--------------------------------------------------------------------------------

                            PORTFOLIO OF INVESTMENTS   (CONT.)
                               DECEMBER 31, 1998
                                  (UNAUDITED)

                                                                     VALUE
      SHARES                                                         (000)
--------------------------------------------------------------------------

  UNITED STATES (CONT.)

    (a)3,800   Maxim Integrated Products........................  $    166
       3,800   May Department Stores Co.........................       229
       2,200   Maytag Corp......................................       137
       2,100   MBIA, Inc........................................       138
       9,700   MBNA Corp........................................       242
       2,100   McCormick & Co., Inc.............................        71
       8,600   McDonald's Corp..................................       659
       1,700   McGraw-Hill Cos., Inc............................       173
      10,113   MCI WorldCom, Inc................................       726
       2,400   Mckesson Corp....................................       190
       1,200   Media General, Inc. 'A'..........................        64
    (a)7,900   MediaOne Group, Inc..............................       371
    (a)5,500   Medimmune, Inc...................................       547
    (a)5,000   Medquist, Inc....................................       198
       6,300   Medtronic, Inc...................................       468
       3,400   Mellon Bank Corp.................................       234
    (a)7,000   Men's Wearhouse, Inc.............................       222
       2,400   Mercantile Bancorp...............................       111
       1,800   Mercantile Bankshares Corp.......................        69
      14,900   Merck & Co., Inc.................................     2,201
    (a)3,900   Mercury Interactive..............................       247
       2,366   Meritor Automotive, Inc..........................        50
       4,600   Merrill Lynch & Co., Inc.........................       307
       8,800   Methode Electronics 'A'..........................       138
    (a)3,600   Metro Networks, Inc..............................       153
       2,300   MGIC Investment Corp.............................        92
    (a)6,600   Michaels Stores, Inc.............................       119
       3,600   Micron Technology, Inc...........................       182
    (a)3,600   Micros Systems, Inc..............................       118
   (a)31,200   Microsoft Corp...................................     4,327
       2,900   Midamerican Energy Holdings Co...................        78
           1   Midas, Inc.......................................        --
    (a)9,000   Midway Games, Inc................................        99
       5,500   Minnesota Mining & Manufacturing Co..............       391
       1,300   Minnesota Power & Light Co.......................        57
       7,500   Mississippi Chemical Corp........................       105
       9,900   Mobil Corp.......................................       863
    (a)2,800   Modis Professional Services, Inc.................        41
   (a)10,800   Mohawk Industries, Inc...........................       454
       4,800   Molex, Inc.......................................       183
       8,300   Monsanto.........................................       394
       1,800   Montana Power Co.................................       102
       2,500   Morgan (J.P.) & Co., Inc.........................       263
   (a)13,900   Morrison Knudsen Corp............................       136
       8,500   Motorola, Inc....................................       519
    (a)4,800   MS Carriers......................................       158
    (a)9,000   Mueller Industries, Inc..........................       183
       1,400   Murphy Oil Corp..................................        58
       7,900   Mutual Risk Management Ltd.......................       309
       5,100   Myers Industries, Inc............................       146
       3,600   Mylan Laboratories, Inc..........................       113
    (a)3,200   Nabors Industries, Inc...........................        43
       3,800   Nac Re Corp......................................       178
       3,700   National City Corp...............................       268
       6,700   National Computer Systems, Inc...................       248
       8,500   National Data Corp...............................       414
       1,400   National Fuel Gas Co.............................        63
    (a)6,800   National Instruments Corp........................       232
                                                                     VALUE
      SHARES                                                         (000)
--------------------------------------------------------------------------
    (a)8,700   Nautica Enterprises, Inc.........................  $    131
   (a)14,200   NBTY, Inc........................................       101
    (a)3,200   NCR Corp.........................................       134
    (a)5,400   NCS Healthcare, Inc..............................       128
    (a)3,600   Networks Associates, Inc.........................       239
       1,600   Nevada Power Co..................................        42
       2,600   New Century Energies, Inc........................       127
       3,600   New England Business Services, Inc...............       141
       1,500   New England Electric System......................        72
       4,200   New Jersey Resources Corp........................       166
       3,000   New York Times Co., 'A'..........................       104
       2,700   Newell Co........................................       111
    (a)7,800   Newfield Exploration Co..........................       163
    (a)5,300   Nextel Communications Inc., 'A'..................       125
      12,900   NFO Worldwide, Inc...............................       148
       4,300   Nike, Inc. 'B'...................................       174
       2,600   Nipsco Industries, Inc...........................        79
       1,400   Noble Affiliates, Inc............................        34
    (a)3,500   Noble Drilling Corp..............................        45
       1,000   Nordson Corp.....................................        51
       4,900   Norfolk Southern Corp............................       155
       7,900   Norrell Corp.....................................       117
    (a)6,600   North American Vaccine, Inc......................        59
       3,200   North Fork Bancorp, Inc..........................        77
    (a)3,400   Northeast Utilities..............................        54
       8,300   Northern Telecom Ltd.............................       416
       1,900   Northern Trust Corp..............................       166
       5,600   Northwest Natural Gas Co.........................       145
    (a)2,100   Nova Corp/Georgia................................        73
    (a)5,600   Novell, Inc......................................       102
    (a)7,900   Novellus Systems, Inc............................       391
    (a)4,400   Oak Industries, Inc..............................       154
      10,300   Oakwood Homes Corp...............................       156
       5,000   Occidental Petroleum Corp........................        84
    (a)7,300   Office Depot, Inc................................       270
    (a)4,500   OfficeMax, Inc...................................        55
       3,100   OGE Energy Corp..................................        90
       3,100   Old Kent Financial Corp..........................       144
       4,100   Old Republic International Corp..................        92
       2,200   Olin Corp........................................        62
       5,700   Om Group, Inc....................................       208
       2,600   Omnicare, Inc....................................        90
       3,100   Omnicon Group, Inc...............................       180
   (a)12,600   Oracle System Corp...............................       543
       2,300   Orange & Rockland Utilities, Inc.................       131
    (a)7,900   Orbital Sciences Corp............................       350
    (a)4,900   O'Reilly Automotive, Inc.........................       232
       6,900   Orion Capital Corp...............................       275
   (a)11,800   Orthodontic Centers of America...................       229
    (a)1,800   Outback Steakhouse, Inc..........................        72
    (a)9,000   Owens & Minor, Inc...............................       142
       3,200   Owens-Illinois, Inc..............................        98
       2,200   Pacific Century Financial Corp...................        54
    (a)4,100   Pacific Sunwear of California....................        67
    (a)1,400   Pacificare Health Systems........................       111
       4,400   PacifiCorp.......................................        93
       3,700   Paine Webber Group, Inc..........................       143
    (a)4,800   Parexel International Corp.......................       120
         268   Patriot American Hospitality, Inc. REIT..........         2

--------------
          16
    The accompanying notes are an integral part of the financial statements.

                                   VAN KAMPEN
                         GLOBAL EQUITY ALLOCATION FUND

--------------------------------------------------------------------------------

                            PORTFOLIO OF INVESTMENTS   (CONT.)
                               DECEMBER 31, 1998
                                  (UNAUDITED)

                                                                     VALUE
      SHARES                                                         (000)
--------------------------------------------------------------------------

  UNITED STATES (CONT.)

    (a)7,800   Patterson Dental Co..............................  $    339
   (a)11,400   Paxar............................................       102
       2,300   Paychex, Inc.....................................       118
    (a)1,000   Payless Shoesource, Inc..........................        47
       3,000   Peco Energy Co...................................       125
    (a)3,500   Pediatrix Medical Group, Inc.....................       210
       4,100   Pennsylvania Enterprises, Inc....................       105
       1,400   Pentair, Inc.....................................        56
      18,900   Pepsico, Inc.....................................       774
      16,600   Pfizer, Inc......................................     2,082
       5,400   PG&E Corp........................................       170
    (a)5,000   Pharmaceutical Product Development...............       150
       6,900   Pharmacia & Upjohn, Inc..........................       391
       6,400   Philadelphia Suburban Corp.......................       189
      30,700   Philip Morris Cos., Inc..........................     1,642
       3,900   Phillips Petroleum Co............................       166
      10,000   Phillips-Van Heusen Corp.........................        72
       6,000   Photronics, Inc..................................       144
   (a)16,900   Phycor, Inc......................................       115
       4,900   Piedmont Natural Gas Co..........................       177
      22,300   Pier 1 Imports, Inc..............................       216
       4,000   Pillowtex Corp...................................       107
       2,700   Pinnacle West Capital Corp.......................       114
       6,600   Pioneer Group, Inc...............................       130
       3,500   Pioneer Hi-Bred International, Inc...............        95
       3,000   Pioneer Natural Resources Co.....................        26
       4,200   Pitney Bowes, Inc................................       277
       1,700   Pittston Brinks Group............................        54
    (a)6,000   Plains Resources, Inc............................        84
    (a)2,300   Platinum Technology, Inc.........................        44
       3,900   PNC Bank Corp....................................       211
      11,100   Pogo Producing Co................................       144
       5,400   Polaris Industries, Inc..........................       212
    (a)1,200   Policy Management Systems Corp...................        61
       2,900   Potomac Electric Power Co........................        76
       4,400   PPG Industries, Inc..............................       256
       3,300   Praxair, Inc.....................................       116
       1,200   Precision Castparts Corp.........................        53
       2,000   Premark International, Inc.......................        69
    (a)5,500   Prepaid Legal Services, Inc......................       182
   (a)11,200   Pride International, Inc.........................        79
       5,700   Primark Corp.....................................       155
      14,500   Prime Hospitality Corp...........................       153
      16,600   Procter & Gamble Co..............................     1,516
    (a)3,800   Progress Software Corp...........................       128
       1,100   Progressive Corp.................................       186
    (a)2,590   Promus Company, Inc..............................        84
       1,600   Protective Life Corp.............................        64
    (a)3,900   Protein Design Labs, Inc.........................        90
       1,700   Provident Financial Group........................        64
       2,550   Providian Financial Corp.........................       191
    (a)2,100   PSS World Medical, Inc...........................        48
       2,800   Public Service Enterprise Group, Inc.............       112
       1,700   Puget Sound Energy, Inc..........................        47
       2,400   Quaker Oats, Co..................................       143
    (a)2,000   Qualcomm, Inc....................................       104
    (a)5,100   Quantum Corp.....................................       108
       4,500   Queens County Bancorp, Inc.......................       134
                                                                     VALUE
      SHARES                                                         (000)
--------------------------------------------------------------------------
       2,500   Questar Corp.....................................  $     48
    (a)2,500   Quintiles Transnational Corp.....................       133
    (a)2,800   Quorum Health Group, Inc.........................        36
    (a)7,200   Ralcorp Holdings, Inc............................       131
       4,500   Ralston-Ralston Purina Group.....................       146
      10,300   Raymond James Financial, Inc.....................       218
       1,200   Rayonier, Inc....................................        55
       5,200   Raytheon Co., 'B'................................       277
   (a)11,100   Read-Rite Corp...................................       164
       5,000   Regal Beloit.....................................       115
       3,500   Regions Financial Corp...........................       141
       5,200   Regis Corp.......................................       208
       4,100   Reliance Steel & Aluminum........................       113
       2,300   Reliastar Financial Corp.........................       106
    (a)9,400   Renal Care Group, Inc............................       271
       1,700   Republic New York Corp...........................        77
    (a)7,200   Respironics, Inc.................................       144
       2,700   Reynolds & Reynolds Co. 'A'......................        62
      10,100   Richfood Holdings, Inc...........................       210
       5,900   Riggs National Corp. of Washington D.C...........       120
       3,600   Rite Aid Corp....................................       178
       4,500   RJR Nabisco Holdings Corp........................       134
    (a)2,700   Robert Half International, Inc...................       121
    (a)7,600   Roberts Pharmaceutical Corp......................       165
       3,600   Rockwell International Corp......................       175
       4,800   Rohm & Haas Co...................................       145
      12,900   Rollins Truck Leasing Corp.......................       190
       8,200   Roper Industries, Inc............................       167
       1,500   Ross Stores, Inc.................................        59
       4,100   RPM, Inc.........................................        66
       3,200   Rubbermaid, Inc..................................       101
       7,500   Ruby Tuesday, Inc................................       159
       5,700   Russ Berrie & Co., Inc...........................       134
   (a)11,700   Ryan's Family Steak Houses, Inc..................       145
   (a)11,300   Safe Skin Corp...................................       273
       2,000   Safeco Corp......................................        86
    (a)4,000   Saks, Inc........................................       126
    (a)8,700   Samina Corp......................................       544
   (a)22,400   Santa fe Energy Resources........................       165
      12,000   Sara Lee Corp....................................       338
      24,298   SBC Communications, Inc..........................     1,303
       2,200   Scana Corp.......................................        71
      18,700   Schering-Plough Corp.............................     1,033
       7,400   Schlumberger Ltd.................................       341
       5,600   Schwab (Charles) Corp............................       315
    (a)1,900   SCI Systems, Inc.................................       110
    (a)3,700   Seagate Technology, Inc..........................       112
       5,100   Seagram Co., Ltd.................................       194
       5,500   Sears, Roebuck & Co..............................       234
       3,800   SEI Corp.........................................       378
       7,400   Selective Insurance Group, Inc...................       149
       4,200   Sempra Energy....................................       107
    (a)7,700   Sequus Pharmaceuticals, Inc......................       156
       3,700   Service Corp. International......................       141
    (a)4,400   Service Experts, Inc.............................       129
    (a)3,500   Shaw Industries, Inc.............................        85
       4,100   Sherwin-Williams Co..............................       120
    (a)6,000   Shopko Stores, Inc...............................       200
    (a)6,300   Shorewood Packaging..............................       129

                                                         -----------------------
                                                                    17
    The accompanying notes are an integral part of the financial statements.

                                   VAN KAMPEN
                         GLOBAL EQUITY ALLOCATION FUND

--------------------------------------------------------------------------------

                            PORTFOLIO OF INVESTMENTS   (CONT.)
                               DECEMBER 31, 1998
                                  (UNAUDITED)

                                                                     VALUE
      SHARES                                                         (000)
--------------------------------------------------------------------------

  UNITED STATES (CONT.)

    (a)2,200   Siebel Systems, Inc..............................  $     75
    (a)6,900   Sierra Health Services, Inc......................       145
    (a)4,800   Sierra Pac Res Com...............................       182
    (a)5,000   Silicon Valley Bancshares........................        85
       5,000   Skywest, Inc.....................................       163
       2,300   SLM Holding Corp.................................       110
       1,600   Smith International, Inc.........................        40
    (a)7,900   Smithfield Foods, Inc............................       268
       7,300   Snyder Oil Corp..................................        97
       6,600   Sola International, Inc..........................       114
    (a)3,300   Solectron Corp...................................       307
       2,900   Solutia, Inc.....................................        65
       2,300   Sonat, Inc.......................................        62
       3,500   Sonoco Products Co...............................       104
       1,100   Southdown, Inc...................................        65
      10,100   Southern Co......................................       294
       4,400   Southtrust Corp..................................       163
       4,000   Southwest Airlines Co............................        90
       6,600   Southwest Gas Corp...............................       177
       8,700   Southwestern Energy Co...........................        65
       4,600   Sovereign Bancorp, Inc...........................        66
    (a)5,600   Sprint Corp......................................       471
       2,850   Sprint Corp......................................        66
    (a)3,000   SPS Technologies, Inc............................       170
    (a)1,100   SPX Corp.........................................        74
       4,500   St. John Knits, Inc..............................       117
       7,800   St. Paul Bancorp, Inc............................       212
       4,603   St. Paul Cos., Inc...............................       160
       3,800   Standard Motor Products..........................        92
       6,500   Standard Products Co.............................       132
    (a)4,600   Staples, Inc.....................................       201
    (a)2,500   Starbucks Corp...................................       140
       2,800   Statestreet Corp.................................       195
    (a)2,000   Steris Corp......................................        57
    (a)2,400   Sterling Commerce, Inc...........................       108
    (a)2,400   Sterling Software, Inc...........................        65
       2,900   Stewart Enterprises, Inc. 'A'....................        65
    (a)4,900   Stillwater Mining Co.............................       201
       3,800   Stone & Webster, Inc.............................       126
    (a)2,900   Storage Technology Corp..........................       103
       9,900   Stride Rite Corp.................................        87
       2,600   Stryker Corp.....................................       143
       6,900   Sturm Ruger & Co., Inc...........................        82
       3,100   Summit Bancorp...................................       135
    (a)5,100   Sun Microsystems, Inc............................       437
       6,000   Sunamerica, Inc..................................       487
       1,900   Sundstrand Corp..................................        99
    (a)2,600   Sunguard Data Systems, Inc.......................       103
    (a)8,100   Sunrise Medical, Inc.............................       101
       2,900   Suntrust Banks, Inc..............................       222
    (a)6,000   Superior Services, Inc...........................       120
       6,200   Susquehanna Bancshares, Inc......................       127
    (a)2,700   Sybron International Corp........................        73
       2,100   Symbol Technologies, Inc.........................       134
    (a)2,000   Synopsys, Inc....................................       109
       4,200   Synovus Financial Corp...........................       102
       5,300   Sysco Corp.......................................       145
       3,400   T. Rowe Price Associates, Inc....................       116
                                                                     VALUE
      SHARES                                                         (000)
--------------------------------------------------------------------------
       1,700   TCA Cable TV, Inc................................  $     61
       1,800   TCF Financial Corp...............................        44
       1,500   Tech Data Corp...................................        60
       4,400   Technitrol, Inc..................................       140
    (a)9,900   Technology Solutions Co..........................       106
       3,200   Teco Energy, Inc.................................        90
    (a)6,800   Tele-Communications, Inc., 'A'...................       376
      11,132   Tele-Communications-TCI Ventures Group 'A'.......       262
       1,300   Teleflex, Inc....................................        59
       3,100   Telephone & Data Systems, Inc....................       139
    (a)3,800   Tellabs, Inc.....................................       261
   (a)15,400   Tel-Save Com., Inc...............................       258
    (a)4,900   Tenet Healthcare Corp............................       129
    (a)2,500   Teradyne, Inc....................................       106
       6,800   Texaco, Inc......................................       360
       4,700   Texas Industries, Inc............................       127
       5,300   Texas Instruments, Inc...........................       453
       3,700   Texas Utilities Co...............................       173
       2,800   Textron, Inc.....................................       213
       3,900   The Limited, Inc.................................       114
    (a)4,600   Scott Co. (The)..................................       177
       5,400   Thomas Industries, Inc...........................       106
       4,900   3Com Corp........................................       220
       1,600   Tidewater, Inc...................................        37
    (a)3,100   Timberland Co. ,'A'..............................       141
      15,500   Time Warner, Inc.................................       962
       1,200   Times Mirror Co.,'A'.............................        67
       4,700   TJX Companies, Inc...............................       136
       3,400   TNP Enterprises, Inc.............................       129
    (a)8,000   Toll Brothers, Inc...............................       181
       2,100   Torchmark Corp...................................        74
       4,200   Tosco Corp.......................................       109
    (a)2,400   Total Renal Care Holdings, Inc...................        71
         800   Transamerica Corp................................        92
       2,900   Transocean Offshore, Inc.........................        78
       7,300   Tredegar Industries, Inc.........................       164
       3,100   Trenwick Group, Inc..............................       101
    (a)7,000   Triarc Companies.................................       112
       2,000   Tribune Co.......................................       132
    (a)2,200   Tricon Global Restaurants, Inc...................       110
    (a)1,600   Trigon Healthcare, Inc...........................        60
       1,500   Trinity Industries, Inc..........................        58
       9,700   True North Communications, Inc...................       261
       5,280   Trustco Bank Corp................................       158
       2,300   TRW, Inc.........................................       129
   (a)11,200   Tuboscope, Inc...................................        91
       8,299   Tyco International Ltd...........................       626
       6,300   Tyson Foods, Inc.................................       134
       2,800   Ultramar Diamond Shamrock Corp...................        68
    (a)5,300   Ultratech Stepper, Inc...........................        85
       3,500   Unicom Corp......................................       135
       3,400   Union Carbide Corp...............................       145
       3,400   Union Pacific Corp...............................       153
       2,400   Union Planters Corp..............................       109
       3,800   Unisys Corp......................................       131
       7,600   United Bankshares, Inc...........................       201
       3,300   United Healthcare Corp...........................       142
       3,500   United Illuminating Co...........................       180
       3,300   United Technologies Corp.........................       359

--------------
          18
    The accompanying notes are an integral part of the financial statements.

                                   VAN KAMPEN
                         GLOBAL EQUITY ALLOCATION FUND

--------------------------------------------------------------------------------

                            PORTFOLIO OF INVESTMENTS   (CONT.)
                               DECEMBER 31, 1998
                                  (UNAUDITED)

                                                                     VALUE
      SHARES                                                         (000)
--------------------------------------------------------------------------

  UNITED STATES (CONT.)

       8,800   United Water Resources, Inc......................  $    211
    (a)8,700   Unitrode Corp....................................       152
       1,500   Universal Corp...................................        53
       2,100   Universal Foods Corp.............................        58
    (a)7,200   Universal Health Services, Inc...................       374
       4,300   Unocal Corp......................................       126
       2,100   UNUM Corp........................................       123
    (a)1,500   U.S. Airways Group, Inc..........................        78
       9,800   U.S. Bancorp.....................................       348
    (a)5,100   U.S. Filter Corp.................................       117
    (a)1,300   U.S. Foodservice, Inc............................        64
       5,600   U.S. Freightways Corp............................       163
    (a)3,800   U.S. Home Corp...................................       126
       3,600   U.S. Trust Corp..................................       274
       6,349   U.S. West, Inc...................................       410
       2,900   UST, Inc.........................................       101
       4,700   USX-Marathon Group...............................       142
       1,500   UtiliCorp. United, Inc...........................        55
    (a)7,500   Valassis Communications, Inc.....................       387
       2,000   Valero Energy Corp...............................        43
       5,800   Valmont Industries...............................        80
   (a)10,000   Vanstar Corp.....................................        93
       1,100   Varian Associates, Inc...........................        42
    (a)5,600   Vertex Pharmaceuticals, Inc......................       167
    (a)4,800   Viacom, Inc., 'B'................................       355
       2,700   Viad Corp........................................        82
   (a)12,100   Vicor Corp.......................................       109
      13,300   Vintage Petroleum, Inc...........................       115
    (a)3,200   Visx, Inc........................................       280
      14,800   Vitesse Semiconductor............................       675
   (a)12,700   VLSI Technologic, Inc............................       139
       1,100   Vulcan Materials Co..............................       145
       6,500   Wabash National Corp.............................       132
       2,400   Wachovia Corp....................................       210
         125   Waddell & Reed Financial, Inc., 'A'..............         3
      (a)538   Waddell & Reed Financial, Inc., 'B'..............        13
       6,100   Walgreen Co......................................       357
      28,300   Wal-Mart Stores, Inc.............................     2,305
      26,300   Walt Disney Co...................................       789
       2,100   Warnaco Group....................................        53
      10,600   Warner-Lambert Co................................       797
       2,000   Washington Gas Light Co..........................        54
       7,600   Washington Mutual, Inc...........................       290
         400   Washington Post Co. 'B'..........................       231
       7,700   Waste Management, Inc............................       359
       5,300   Watsco, Inc......................................        89
    (a)2,500   Watson Pharmaceuticals, Inc......................       157
       2,900   Wausau-Mosinee Paper Corp........................        51
       6,100   WD-40 Co.........................................       175
    (a)2,500   Weatherford International, Inc...................        48
   (a)20,100   Wells Fargo Co...................................       803
      10,100   Werner Enterprises, Inc..........................       179
    (a)2,200   Westpoint Stevens, Inc...........................        69
    (a)7,300   Westwood One Inc.................................       223
       4,300   Weyerhaeuser Co..................................       218
       3,100   Whitman Corp.....................................        79
       4,200   Whitney Holding Corp.............................       158
                                                                     VALUE
      SHARES                                                         (000)
--------------------------------------------------------------------------
   (a)10,000   Whittman-Hart, Inc...............................  $    276
    (a)5,400   Whole Foods Market, Inc..........................       261
      10,000   Wicor, Inc.......................................       218
       6,100   Williams Cos., Inc...............................       190
   (a)11,500   Williams-Sonoma, Inc.............................       464
         800   Wilmington Trust Corp............................        49
       2,000   Winn-Dixie Stores, Inc...........................        90
       2,700   Wisconsin Energy.................................        85
       2,500   Witco Corp.......................................        40
       1,800   WM. Wrigley Jr. Co...............................       161
      12,100   Wolverine World Wide, Inc........................       160
   (a)12,687   WordCom, Inc.....................................       910
    (a)8,200   World Color Press, Inc...........................       250
       5,400   Wynn's International Inc.........................       119
       4,500   Xerox Corp.......................................       531
    (a)2,200   Xilinx, Inc......................................       143
    (a)4,800   Xircom, Inc......................................       163
    (a)9,800   Xylan Corp.......................................       172
    (a)6,600   Yellow Corp......................................       126
       1,800   York International Corp..........................        73
    (a)8,000   Zale Corp........................................       258
    (a)6,900   Zebra Technologies Corp., 'A'....................       198
    (a)4,100   Zenith National Insurance........................        95
       1,900   Zions Bancorp....................................       119
                                                                  --------
                                                                   215,478
                                                                  --------
TOTAL COMMON STOCKS (COST $431,069).............................   503,386
                                                                  --------
PREFERRED STOCKS (0.2%)
  AUSTRALIA (0.1%)
      71,354   News Corp., Ltd..................................       434
                                                                  --------
  (D)GERMANY (0.1%)
       1,226   SAP AG-Vorzug....................................       588
    (a)2,800   Volkswagen AG....................................       139
                                                                  --------
                                                                       727
                                                                  --------
  (D)ITALY (0.0%)
      57,550   Fiat S.p.A. (Privilegiate).......................       111
                                                                  --------
TOTAL PREFERRED STOCKS (COST $932)..............................     1,272
                                                                  --------
INVESTMENT COMPANIES (0.7%)
  UNITED STATES (0.7%)
  (b)381,900   Latin American Discovery Fund, Inc...............     2,363
   (b)70,000   Morgan Stanley Africa Investment Fund, Inc.......       586
  (b)124,800   Morgan Stanley Asia-Pacific Fund, Inc............       874
                                                                  --------
TOTAL INVESTMENT COMPANIES (COST $8,048)........................     3,823
                                                                  --------

      NO. OF
      RIGHTS
------------

RIGHTS (0.0%)
  (D)SPAIN (0.0%)
   (a)73,354   Telefonica S.A. (COST $0)........................        65
                                                                  --------

      NO. OF
       UNITS
------------

UNITS (0.0%)
  AUSTRALIA (0.0%)
   (a)45,798   Westfield Trust (COST $86).......................       101
                                                                  --------

                                                         -----------------------
                                                                    19
    The accompanying notes are an integral part of the financial statements.

                                   VAN KAMPEN
                         GLOBAL EQUITY ALLOCATION FUND

--------------------------------------------------------------------------------

                            PORTFOLIO OF INVESTMENTS   (CONT.)
                               DECEMBER 31, 1998
                                  (UNAUDITED)

      NO. OF                                                         VALUE
    WARRANTS                                                         (000)
--------------------------------------------------------------------------

WARRANTS (0.0%)
  HONG KONG (0.0%)
    (a)8,950   Hong Kong & China Gas Co., Ltd., expiring
                 9/30/99........................................  $      1
    (a)8,400   Hysan Development Co., Ltd.,
                 expiring 4/30/99...............................        --
                                                                  --------
TOTAL WARRANTS (COST $0)........................................         1
                                                                  --------

        FACE
      AMOUNT
       (000)
------------
CONVERTIBLE DEBENTURES (0.0%)
  (D)FRANCE (0.0%)
FRF        5   Casino Guichard Perrachon 4.50%, 7/12/01.........        33
           8   Simco S.A. 3.25%, 1/1/06.........................        56
           1   Sodexho S.A., 6.00%, 6/7/04......................         5
                                                                  --------
                                                                        94
                                                                  --------
  (D)ITALY (0.0%)
ITL     18,504 Mediobanca S.p.A. 4.50%, 1/1/00..................        11
                                                                  --------
  (D)PORTUGAL (0.0%)
$     34,030   Jeromimo Martins.................................        24
                                                                  --------
TOTAL CONVERTIBLE DEBENTURES (COST $55).........................       129
                                                                  --------
TOTAL FOREIGN & U.S. SECURITIES (89.6%) (COST $440,190).........   508,777
                                                                  --------
SHORT-TERM INVESTMENT (9.5%)
  REPURCHASE AGREEMENT (9.5%)
      53,829   Chase Securities, Inc., 4.45%, dated 12/31/98,
                 due 1/4/99, to be repurchased at $53,856,
                 collateralized by $54,500 Federal National
                 Mortgage Association, 4.75%, due 11/14/03,
                 valued at $54,286 (COST $53,829)...............    53,829
                                                                  --------
TOTAL INVESTMENT IN SECURITIES (99.1%) (COST $494,019)..........   562,606
                                                                  --------

        FACE
      AMOUNT                                                         VALUE
       (000)                                                         (000)
--------------------------------------------------------------------------

FOREIGN CURRENCY (0.1%)
AUD       22   Australian Dollar................................  $     14
ATS        84  Austrian Schilling...............................         7
GBP       82   British Pound....................................       136
CAD        3   Canadian Dollar..................................         2
ESP    60,463  Spanish Peseta...................................       426
                                                                  --------
TOTAL FOREIGN CURRENCY (COST $587)..............................       585
                                                                  --------
TOTAL INVESTMENTS (99.2%) (COST $494,606).......................   563,191
OTHER ASSETS IN EXCESS OF LIABILITIES (0.8%)....................     4,563
                                                                  --------
NET ASSETS (100%)...............................................  $567,754
                                                                  --------
                                                                  --------

---------------

(a)   --  Non-Income Producing Security
(b) -- The Fund is advised by an affiliate which earns a management fee as advisor to the Fund.
(c)   --  Security valued at fair value--see note A-1 to financial statements.
(d) -- European assets as of December 31, 1998, reflect country-specific markets. On January 1, 1999, the currencies of countries participating in the European economic and monetary union convert to the euro.
ADR   --  American Depositary Receipt
NCS   --  Non Convertible Shares
REIT  --  Real Estate Investment Trust
RFD   --  Ranked for Dividend
RNC   --  Non-Convertible Savings Shares

--------------
          20
    The accompanying notes are an integral part of the financial statements.

                                   VAN KAMPEN
                         GLOBAL EQUITY ALLOCATION FUND

--------------------------------------------------------------------------------

                            PORTFOLIO OF INVESTMENTS   (CONT.)
                               DECEMBER 31, 1998
                                  (UNAUDITED)

--------------------------------------------------------------------------------

FOREIGN CURRENCY EXCHANGE INFORMATION:

Under the terms of foreign currency contracts open at December 31, 1998, the Portfolio is obligated to deliver or is to receive foreign currency in exchange for U.S. dollars as indicated below:

  CURRENCY                               IN EXCHANGE
 TO DELIVER      VALUE    SETTLEMENT         FOR          VALUE     NET UNREALIZED
    (000)        (000)       DATE           (000)         (000)    GAIN (LOSS) (000)
-------------  ---------  -----------  ---------------  ---------  -----------------
$      3,441   $   3,441     1/11/99      JPY  394,922  $   3,505      $      64
JPY  394,922       3,505     1/11/99   $         3,300      3,300           (205)
$        855         855     1/19/99       DEM   1,410        847             (8)
$        603         603     1/19/99      JPY   69,087        614             11
DEM  16,406       10,455     1/19/99   $        10,339     10,339           (116)
JPY   69,087         614     1/19/99   $           597        597            (17)
$      1,226       1,226     1/29/99      JPY  140,412      1,249             23
$        606         606     1/29/99      JPY   70,206        625             19
JPY   70,206         624     1/29/99   $           600        600            (24)
$      7,249       7,249      2/4/99      FRF   41,365      7,413            164
$        990         990      2/4/99      FRF    5,644      1,011             21
$      3,814       3,814      2/4/99      JPY  436,805      3,871             57
$      2,953       2,953      2/4/99      JPY  341,785      3,043             90
JPY  778,590       6,931      2/4/99   $         6,630      6,630           (301)
$        846         846      2/8/99      JPY   96,751        862             16
$      1,758       1,758      2/8/99      JPY  203,325      1,811             53
JPY  300,076       2,673      2/8/99   $         2,608      2,608            (65)
JPY  302,502       2,694      2/8/99   $         2,608      2,608            (86)
$      1,544       1,544     2/12/99     ITL 2,571,240      1,558             14
$      6,213       6,213     2/12/99      GBP    3,751      6,232             19
ESP  852,075       6,009     2/12/99   $         6,027      6,027             18
ITL 1,207,276        732     2/12/99   $           734        734              2
$      2,571       2,571      3/3/99      SGD    4,208      2,564             (7)
SGD   4,208        2,564      3/3/99   $         2,576      2,576             12
$        765         765      3/8/99      SGD    1,252        763             (2)
$        389         389      3/8/99       SGD     636        388             (1)
SGD   1,252          763      3/8/99   $           767        767              4
SGD     636          388      3/8/99   $           390        390              2
$      2,068       2,068     3/10/99      JPY  238,306      2,131             63
$      7,384       7,384     3/10/99      JPY  847,020      7,594            210
JPY 1,230,518     11,005     3/10/99   $        10,428     10,428           (577)
$        766         766      4/7/99      SGD    1,252        764             (2)
SGD   1,252          764      4/7/99   $           768        768              4
               ---------                                ---------          -----
               $  95,762                                $  95,217      $    (545)
               ---------                                ---------          -----
               ---------                                ---------          -----

--------------------------------------------------------------------------------

                                                         -----------------------
                                                                    21
    The accompanying notes are an integral part of the financial statements.

                                   VAN KAMPEN
                         GLOBAL EQUITY ALLOCATION FUND

--------------------------------------------------------------------------------

                            PORTFOLIO OF INVESTMENTS   (CONT.)
                               DECEMBER 31, 1998
                                  (UNAUDITED)

FUTURES CONTRACTS: At December 31, 1998, the Portfolio had the following futures contracts open:

                                                                                                      UNREALIZED
                                                                           AGGREGATE                 APPRECIATION
                                                            NUMBER OF     FACE VALUE    EXPIRATION  (DEPRECIATION)
                                                            CONTRACTS        (000)         DATE          (000)
                                                          -------------  -------------  ----------  ---------------
PURCHASES:
CAC 40 Index                                                      269     FRF   53,040    Mar-99       $     519
FTSE 100 Index                                                     80     GBP    4,694    Mar-99             375
MIB 30 Index                                                        7    ITL 2,478,630    Mar-99             161
Nikkei 225 Index                                                   39     JPY  534,300    Mar-99            (382)
S&P 500 Index                                                      61    $      18,948    Mar-99             683
SALES:
DAX Index                                                          31      DEM  15,698    Mar-99            (874)
Hang Seng Index                                                   129      HKD  65,597    Jan-99              81
IBEX Plus Index                                                    83     ESP  773,370    Jan-99            (356)
TOPIX Index                                                        96     JPY  225,960    Mar-99             402
                                                                                                           -----
                                                                                                       $     609
                                                                                                           -----
                                                                                                           -----

---------------

GBP   --  British Pound
FRF   --  French Franc
DEM   --  German Mark
HKD   --  Hong Kong Dollar
ITL   --  Italian Lira
JPY   --  Japanese Yen
SGD   --  Singapore Dollar
ESP   --  Spanish Peseta

--------------------------------------------------------------------------------

        SUMMARY OF FOREIGN & U.S. SECURITIES BY INDUSTRY CLASSIFICATION

                                                                                     VALUE     PERCENT OF
INDUSTRY                                                                             (000)     NET ASSETS
---------------------------------------------------------------------------------  ---------  -------------
Finance..........................................................................  $ 122,787         21.6%
Consumer Products................................................................    113,934         20.1
Services.........................................................................     87,492         15.4
Capital Goods & Equipment........................................................     76,407         13.5
Energy...........................................................................     45,401          8.0
Materials........................................................................     28,594          5.0
Technology.......................................................................     17,573          3.1
Multi-Industry...................................................................     11,573          2.0
Investment Companies.............................................................      3,823          0.7
Gold Mines.......................................................................      1,193          0.2
                                                                                   ---------          ---
                                                                                   $ 508,777         89.6%
                                                                                   ---------          ---
                                                                                   ---------          ---

--------------
          22
    The accompanying notes are an integral part of the financial statements.

                    VAN KAMPEN GLOBAL EQUITY ALLOCATION FUND
                      STATEMENT OF ASSETS AND LIABILITIES

--------------------------------------------------------------------------------

                               DECEMBER 31, 1998
                                  (UNAUDITED)

                                                   (000)
--------------------------------------------------------

ASSETS:
  Investments in Securities, at Value
    (Investments at Cost $494,019)     $         562,606
  Foreign Currency (Cost $587)                       585
  Margin Deposit on Futures                        6,401
  Receivable for:
    Dividends                                      1,007
    Variation of Futures Contracts                   695
    Investments Sold                                 690
    Fund Shares Sold                                 334
    Foreign Withholding Tax Reclaim                  313
    Security Lending Income                           14
    Interest                                           8
  Securities, at Value, Held as
    Collateral for Securities Loaned              20,036
  Other                                              111
                                                --------
    Total Assets                                 592,800
                                                --------
LIABILITIES:
  Payable for:
    Collateral on Securities Loaned               20,036
    Bank Overdraft                                 1,510
    Distribution Fees                                675
    Investments Purchased                            565
    Investment Advisory Fees                         492
    Custody Fees                                     331
    Fund Shares Redeemed                             299
    Shareholder Reporting Expenses                   162
    Administrative Fees                              123
    Dividends Declared                                51
    Directors' Fees and Expenses                      38
    Professional Fees                                 27
    Securities Lending Expense                        17
    Filing and Registration Fees                       2
  Net Unrealized Loss on Foreign
    Currency Exchange Contracts                      545
  Other                                              173
                                                --------
  Total Liabilities                               25,046
                                                --------
  NET ASSETS                           $         567,754
                                                --------
                                                --------
NET ASSETS CONSIST OF:
  Capital Stock at Par                 $             233
  Paid in Capital in Excess of Par               496,709
  Undistributed Net Investment Income              1,388
  Accumulated Net Realized Gain                      435
  Unrealized Appreciation on
    Investments, Foreign Currency
    Translations and Futures                      68,989
                                                --------
NET ASSETS                             $         567,754
                                                --------
                                                --------
CLASS A SHARES:
  Net Assets                           $         241,568
  Shares Issued and Outstanding
    ($.001 par value) (Authorized
    2,625,000,000)                                15,130
  Net Asset Value and Redemption
    Price Per Share (Based on Net
    Assets of $241,567,994 and
    15,129,925 Shares Outstanding)     $           15.97
                                                --------
                                                --------
  Maximum Sales Charge                             5.75%

  Maximum Offering Price Per Share
    (Net Asset Value Per Share X 100
    / (100 - maximum sales charge))    $           16.94
                                                --------
                                                --------
CLASS B SHARES:
  Net Assets                           $         224,673
  Shares Issued and Outstanding
    ($.001 par value) (Authorized
    2,625,000,000)                                14,510
  Net Asset Value and Offering Price
    Per Share (Based on Net Assets of
    $224,672,432 and 14,510,008
    Shares Outstanding)*               $           15.48
                                                --------
                                                --------
CLASS C SHARES:
  Net Assets                           $         101,513
  Shares Issued and Outstanding
    ($.001 par value) (Authorized
    2,625,000,000)                                 6,488
  Net Asset Value and Offering Price
    Per Share (Based on Net Assets of
    $101,513,151 and 6,487,829 Shares
    Outstanding)*                      $           15.65
                                                --------
                                                --------

---------------

  *  Redemption price may be subject to a contingent deferred sales charge.

                                                         -----------------------
                                                                    23
    The accompanying notes are an integral part of the financial statements.

                    VAN KAMPEN GLOBAL EQUITY ALLOCATION FUND
                            STATEMENT OF OPERATIONS

--------------------------------------------------------------------------------

                       SIX MONTHS ENDED DECEMBER 31, 1998
                                  (UNAUDITED)

                                                 (000)
------------------------------------------------------

INVESTMENT INCOME:
  Dividends                            $         2,934
  Interest                                       2,418
  Security Lending                                  93
  Less Foreign Taxes Withheld                     (187)
                                               -------
   Total Income                                  5,258
                                               -------
EXPENSES:
  Investment Advisory                            2,833
    Less: Fees Waived                              (27)
                                               -------
  Net Investment Advisory Fees                   2,806
  Distribution Fees
    Class A                                        307
    Class B                                      1,118
    Class C                                        505
  Administrative Fees                              746
  Custodian Fees                                   206
  Shareholder Reports                              151
  Transfer Agent Fees                               72
  Filing and Registration Fees                      42
  Professional Fees                                 33
  Other                                              6
                                               -------
   Net Expenses                                  5,992
                                               -------
Net Investment Loss                               (734)
                                               -------
NET REALIZED GAIN (LOSS) ON:
  Investments                                   21,048
  Foreign Currency Transactions                 (1,541)
  Futures                                        1,921
  Written Option Contracts                           1
                                               -------
   Net Realized Gain                            21,429
                                               -------
CHANGE IN UNREALIZED
  APPRECIATION/DEPRECIATION ON:
  Investments                                  (10,595)
  Foreign Currency Translations                    313
  Futures                                         (114)
                                               -------
    Change in Unrealized
     Appreciation/Depreciation                 (10,396)
                                               -------
Net Realized Gain and Change in
  Unrealized
  Appreciation/Depreciation                     11,033
                                               -------
NET INCREASE IN NET ASSETS RESULTING
  FROM OPERATIONS                      $        10,299
                                               -------
                                               -------

--------------
          24
    The accompanying notes are an integral part of the financial statements.

                    VAN KAMPEN GLOBAL EQUITY ALLOCATION FUND
                       STATEMENT OF CHANGES IN NET ASSETS

--------------------------------------------------------------------------------

                                                      SIX MONTHS ENDED
                                                     DECEMBER 31, 1998          YEAR ENDED
                                                           (UNAUDITED)       JUNE 30, 1998
                                                                 (000)               (000)
------------------------------------------------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
  Net Investment Income (Loss)                             $      (734)        $     1,993
  Net Realized Gain                                             21,429              33,576
  Change in Unrealized Appreciation/Depreciation               (10,396)             47,298
                                                            ----------          ----------
  Net Increase in Net Assets Resulting from
    Operations                                                  10,299              82,867
                                                            ----------          ----------
DISTRIBUTIONS:
  Net Investment Income:
  Class A                                                       (3,158)             (1,628)
  Class B                                                       (1,483)             (1,028)
  Class C                                                         (661)             (1,187)
                                                            ----------          ----------
                                                                (5,302)             (3,843)
                                                            ----------          ----------
  Net Realized Gain:
  Class A                                                      (12,370)             (8,369)
  Class B                                                      (11,988)             (6,610)
  Class C                                                       (5,393)             (9,026)
                                                            ----------          ----------
                                                               (29,751)            (24,005)
                                                            ----------          ----------
  Net Decrease in Net Assets Resulting from
    Distributions                                              (35,053)            (27,848)
                                                            ----------          ----------
CAPITAL SHARE TRANSACTIONS (1):
  Subscribed                                                    88,634             399,475
  Distributions Reinvested                                      31,543              26,341
  Redeemed                                                    (123,749)            (74,620)
                                                            ----------          ----------
  Net Increase (Decrease) in Net Assets Resulting
    from Capital Share Transactions                             (3,572)            351,196
                                                            ----------          ----------
  Total Increase (Decrease) in Net Assets                      (28,326)            406,215
NET ASSETS--Beginning of Period                                596,080             189,865
                                                            ----------          ----------
NET ASSETS--End of Period (Including undistributed
  net investment income of $1,388 and $4,082,
  respectively)                                            $   567,754         $   596,080
                                                            ----------          ----------
                                                            ----------          ----------
------------------------------------------------------------------------------------------
Capital Share Transactions:
(1) Class A:
   ---------------------
   Shares:
     Subscribed                                                  3,331              13,220
     Distributions Reinvested                                      953                 658
     Redeemed                                                   (4,849)             (2,571)
                                                            ----------          ----------
   Net Increase (Decrease) in Class A Shares
     Outstanding                                                  (565)             11,307
                                                            ----------          ----------
                                                            ----------          ----------
   Dollars:
     Subscribed                                            $    52,777         $   193,752
     Distributions Reinvested                                   14,537               9,235
     Redeemed                                                  (75,798)            (41,983)
                                                            ----------          ----------
   Net Increase (Decrease)                                 $    (8,484)        $   161,004
                                                            ----------          ----------
                                                            ----------          ----------
   Ending Paid in Capital                                  $   206,794         $   215,278
                                                            ----------          ----------
                                                            ----------          ----------
   Class B:
   ---------------------
   Shares:
     Subscribed                                                  1,907              11,944
     Distributions Reinvested                                      790                 533
     Redeemed                                                   (2,174)               (902)
                                                            ----------          ----------
   Net Increase in Class B Shares Outstanding                      523              11,575
                                                            ----------          ----------
                                                            ----------          ----------
   Dollars:
     Subscribed                                            $    29,165         $   170,660
     Distributions Reinvested                                   11,694               7,277
     Redeemed                                                  (33,279)            (14,280)
                                                            ----------          ----------
   Net Increase                                            $     7,580         $   163,657
                                                            ----------          ----------
                                                            ----------          ----------
   Ending Paid in Capital                                  $   206,488         $   198,908
                                                            ----------          ----------
                                                            ----------          ----------
   Class C:
   ---------------------
   Shares:
     Subscribed                                                    427               2,310
     Distributions Reinvested                                      355                 713
     Redeemed                                                     (960)             (1,171)
                                                            ----------          ----------
   Net Increase (Decrease) in Class C Shares
     Outstanding                                                  (178)              1,852
                                                            ----------          ----------
                                                            ----------          ----------
   Dollars:
     Subscribed                                            $     6,692         $    35,063
     Distributions Reinvested                                    5,312               9,829
     Redeemed                                                  (14,672)            (18,357)
                                                            ----------          ----------
   Net Increase (Decrease)                                 $    (2,668)        $    26,535
                                                            ----------          ----------
                                                            ----------          ----------
   Ending Paid in Capital                                  $    83,700         $    86,368
                                                            ----------          ----------
                                                            ----------          ----------
------------------------------------------------------------------------------------------

                                                         -----------------------
                                                                    25
    The accompanying notes are an integral part of the financial statements.

                    VAN KAMPEN GLOBAL EQUITY ALLOCATION FUND
                              FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------

                                                                 CLASS A
                             --------------------------------------------------------------------------------
                               SIX MONTHS
                                    ENDED
                             DECEMBER 31,                          YEAR ENDED JUNE 30,
SELECTED PER SHARE DATA              1998    ----------------------------------------------------------------
AND RATIOS                    (UNAUDITED)        1998#         1997         1996         1995            1994
-------------------------------------------------------------------------------------------------------------
NET ASSET VALUE,
  BEGINNING OF PERIOD        $      16.67    $   16.57    $   14.75    $   12.60    $   11.99    $      11.09
                             ------------    ---------    ---------    ---------    ---------    ------------
INCOME FROM INVESTMENT
  OPERATIONS
  Net Investment Income
    (Loss)                           0.03         0.21         0.10         0.19         0.12            0.10
  Net Realized and
    Unrealized Gain                  0.36         2.07         2.76         2.82         0.67            0.90
                             ------------    ---------    ---------    ---------    ---------    ------------
  Total From Investment
    Operations                       0.39         2.28         2.86         3.01         0.79            1.00
                             ------------    ---------    ---------    ---------    ---------    ------------
DISTRIBUTIONS
  Net Investment Income             (0.22)       (0.35)       (0.55)       (0.39)          --           (0.03)
  In Excess of Net
    Investment Income                  --           --           --           --        (0.05)             --
  Net Realized Gain                 (0.87)       (1.83)       (0.49)       (0.47)       (0.13)          (0.07)
                             ------------    ---------    ---------    ---------    ---------    ------------
  Total Distributions               (1.09)       (2.18)       (1.04)       (0.86)       (0.18)          (0.10)
                             ------------    ---------    ---------    ---------    ---------    ------------
NET ASSET VALUE, END OF
  PERIOD                     $      15.97    $   16.67    $   16.57    $   14.75    $   12.60    $      11.99
                             ------------    ---------    ---------    ---------    ---------    ------------
                             ------------    ---------    ---------    ---------    ---------    ------------
TOTAL RETURN (1)                     2.69%       16.17%       20.61%       24.62%        6.69%           9.02%
                             ------------    ---------    ---------    ---------    ---------    ------------
                             ------------    ---------    ---------    ---------    ---------    ------------
RATIOS AND SUPPLEMENTAL
  DATA
Net Assets, End of Period
  (000's)                    $    241,568    $ 261,633    $  72,704    $  63,706    $  42,586    $     33,425
Ratio of Expenses to
  Average Net Assets                 1.70%**      1.61%        1.70%        1.70%        1.70%           1.70%
Ratio of Net Investment
  Income to Average Net
  Assets                             0.17%**      1.30%        0.59%        0.71%        1.01%           0.98%
Portfolio Turnover Rate                65%         108%          45%          44%          39%             30%
-------------------------------------------------------------------------------------------------------------
Effect of Voluntary
  Expense Limitation
  During the Period
Per Share Benefit to Net
  Investment Income          $       0.01    $    0.02    $    0.03    $    0.10    $    0.04    $       0.09
Ratios Before Expense
  Limitation:
Expenses to Average Net
  Assets                             1.71%**      1.62%        1.90%        2.06%        2.03%           2.58%
Net Investment Income
  (Loss) to Average Net
  Assets                             0.17%**      1.30%        0.40%        0.35%        0.68%           0.10%
-------------------------------------------------------------------------------------------------------------


                             -------------------------------------------------------
                                SIX MONTHS
                                     ENDED     YEAR ENDED JUNE 30,         AUGUST 1,
                              DECEMBER 31,                                     1995+
SELECTED PER SHARE DATA               1998    ----------------------     TO JUNE 30,
AND RATIOS                     (UNAUDITED)        1998#         1997            1996
-------------------------
NET ASSET VALUE,
  BEGINNING OF PERIOD        $       16.14    $   16.15    $   14.46    $      13.01
                             -------------    ---------    ---------    ------------
INCOME FROM INVESTMENT
  OPERATIONS
  Net Investment Income
    (Loss)                           (0.05)        0.09        (0.05)           0.30
  Net Realized and
    Unrealized Gain                   0.37         2.01         2.73            1.98
                             -------------    ---------    ---------    ------------
  Total From Investment
    Operations                        0.32         2.10         2.68            2.28
                             -------------    ---------    ---------    ------------
DISTRIBUTIONS
  Net Investment Income              (0.11)       (0.28)       (0.50)          (0.35)
  In Excess of Net
    Investment Income                   --           --           --              --
  Net Realized Gain                  (0.87)       (1.83)       (0.49)          (0.48)
                             -------------    ---------    ---------    ------------
  Total Distributions                (0.98)       (2.11)       (0.99)          (0.83)
                             -------------    ---------    ---------    ------------
NET ASSET VALUE, END OF
  PERIOD                     $       15.48    $   16.14    $   16.15    $      14.46
                             -------------    ---------    ---------    ------------
                             -------------    ---------    ---------    ------------
TOTAL RETURN (1)                      2.28%       15.33%       19.64%          18.08%
                             -------------    ---------    ---------    ------------
                             -------------    ---------    ---------    ------------
RATIOS AND SUPPLEMENTAL
  DATA
Net Assets, End of Period
  (000's)                    $     224,673    $ 225,797    $  38,962    $     14,786
Ratio of Expenses to
  Average Net Assets                  2.45%**      2.35%        2.45%           2.45%**
Ratio of Net Investment
  Income to Average Net
  Assets                             (0.58)%**      0.60%      (0.11)%          0.45%**
Portfolio Turnover Rate                 65%         108%          45%             44%
-----------------------------------------------------------------------------------------------------
Effect of Voluntary
  Expense Limitation
  During the Period
Per Share Benefit to Net
  Investment Income          $        0.01    $    0.02    $    0.09    $       0.22
Ratios Before Expense
  Limitation:
Expenses to Average Net
  Assets                              2.46%**      2.36%        2.65%           2.81%**
Net Investment Income
  (Loss) to Average Net
  Assets                             (0.58)%**      0.60%      (0.30)%          0.09%**
-------------------------------------------------------------------------------------------------------------

                                                                               CLASS C
                                          ---------------------------------------------------------------------------------
                                              SIX MONTHS ENDED                       YEAR ENDED JUNE 30,
                                             DECEMBER 31, 1998     --------------------------------------------------------
SELECTED PER SHARE DATA AND RATIOS                 (UNAUDITED)        1998#        1997        1996        1995        1994
---------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD      $              16.30     $  16.24     $ 14.49     $ 12.43     $ 11.90     $ 11.05
                                                    ----------     --------     -------     -------     -------     -------
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income (Loss)                           (0.04)        0.08       (0.03)       0.12        0.04        0.06
  Net Realized and Unrealized Gain                        0.37         2.05        2.73        2.75        0.65        0.86
                                                    ----------     --------     -------     -------     -------     -------
  Total From Investment Operations                        0.33         2.13        2.70        2.87        0.69        0.92
                                                    ----------     --------     -------     -------     -------     -------
DISTRIBUTIONS
  Net Investment Income                                  (0.11)       (0.24)      (0.46)      (0.33)         --          --
  In Excess of Net Investment Income                        --           --          --          --       (0.03)         --
  Net Realized Gain                                      (0.87)       (1.83)      (0.49)      (0.48)      (0.13)      (0.07)
                                                    ----------     --------     -------     -------     -------     -------
  Total Distributions                                    (0.98)       (2.07)      (0.95)      (0.81)      (0.16)      (0.07)
                                                    ----------     --------     -------     -------     -------     -------
NET ASSET VALUE, END OF PERIOD            $              15.65     $  16.30     $ 16.24     $ 14.49     $ 12.43     $ 11.90
                                                    ----------     --------     -------     -------     -------     -------
                                                    ----------     --------     -------     -------     -------     -------
TOTAL RETURN (1)                                          2.31%       15.37%      19.69%      23.65%       5.84%       8.34%
                                                    ----------     --------     -------     -------     -------     -------
                                                    ----------     --------     -------     -------     -------     -------
RATIOS AND SUPPLEMENTAL DATA
Net Assets, End of Period (000's)         $            101,513     $108,650     $78,199     $63,025     $40,460     $29,892
Ratio of Expenses to Average Net
  Assets                                                  2.45%**      2.55%       2.45%       2.45%       2.45%       2.45%
Ratio of Net Investment Income to
  Average Net Assets                                     (0.58)%**     0.52%      (0.16)%     (0.04)%      0.25%       0.23%
Portfolio Turnover Rate                                     65%         108%         45%         44%         39%         30%
---------------------------------------------------------------------------------------------------------------------------
Effect of Voluntary Expense
  Limitation During the Period
  Per Share Benefit to Net Investment
    Income                                $               0.01     $   0.02     $  0.03     $  1.16     $  0.05     $  0.12
Ratios Before Expense Limitation:
  Expenses to Average Net Assets                          2.46%**      2.56%       2.65%       2.81%       2.78%       3.34%
  Net Investment Income (Loss) to
    Average Net Assets                                   (0.58)%**     0.52%      (0.34)%     (0.40)%     (0.08)%     (0.66)%

--------------------------------------------------------------------------------

 **  Annualized
  +  The Fund began offering Class B shares on August 1, 1995.
(1) Total return is calculated exclusive sale charges or deferred sales charges. Total return for periods of less than one year are not annualized.
  # Net investment income and capital changes per share are based upon monthly average shares outstanding.

--------------
          26
    The accompanying notes are an integral part of the financial statements.

                    VAN KAMPEN GLOBAL EQUITY ALLOCATION FUND
                         NOTES TO FINANCIAL STATEMENTS
                         DECEMBER 31, 1998 (UNAUDITED)

--------------------------------------------------------------------------------

The Van Kampen Global Equity Allocation Fund (the "Fund") is organized as a Maryland Corporation and is registered under the Investment Company Act of 1940, as amended. The Fund is a portfolio of the Van Kampen Series Fund, Inc. The Fund commenced operations on January 4, 1993.

The Fund currently offers three classes of shares, Class A, Class B, and Class C Shares. Class A shares are sold with a front-end sales charge of up to 5.75%. For certain purchases of Class A shares, the front-end sales charge may be waived and a contingent deferred sales charge of 1.00% imposed in the event of certain redemptions within one year of the purchase. Class B shares are sold with a contingent deferred sales charge on redemptions made within 5 years of purchase which declines annually from 5% for redemptions made in year one, down to 1.50% in year five. The contingent deferred sales charge is based on the lesser of the current market value of the shares redeemed or the total cost of such shares. Class B shares will automatically convert to Class A shares after the eighth year following purchase. Class C shares are sold with a contingent deferred sales charge of 1% for shares that are redeemed within one year of purchase, based on the lesser of the current market value of the shares redeemed or the total cost of such shares. All three classes of shares have identical voting, dividend, liquidation and other rights. The Fund began offering the current Class B shares on August 1, 1995. Class B shares held prior to May 1, 1995 were renamed Class C shares.

A. ACCOUNTING POLICIES: The following significant accounting policies are in conformity with generally accepted accounting principles for investment companies. Such policies are consistently followed by the Fund in the preparation of the financial statements. Generally accepted accounting principles require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

1. SECURITY VALUATION: Equity securities listed on a U.S. exchange and equity securities traded on NASDAQ are valued at the latest quoted sales price on the valuation date. Securities listed on a foreign exchange are valued at their closing price. Unlisted securities and listed securities not traded on the valuation date for which market quotations are readily available are valued at the average between the current bid and asked prices obtained from reputable brokers. Bonds and other fixed income securities may be valued according to the broadest and most representative market. In addition, bonds and other fixed income securities may be valued on the basis of prices provided by a pricing service which takes into account institutional size trading in similar groups of securities. Debt securities purchased with remaining maturities of 60 days or less are valued at amortized cost, if it approximates market value. All other securities and assets for which market values are not readily available are valued at fair value as determined in good faith by the Board of Directors, although the actual calculations may be done by others.

2. TAXES: It is the Fund's intention to qualify as a regulated investment company and distribute all of its taxable income. Accordingly, no provision for Federal income taxes is required in the financial statements. A portfolio may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income earned or gains realized or repatriated. Taxes are accrued and applied to net investment income, net realized capital gains and net unrealized appreciation, as applicable, as the income is earned or capital gains are recorded.

To the extent that capital loss carryforwards are used to offset any future net capital gains realized during the carryforward period as provided by U.S. Federal income tax regulations, no capital gains tax liability will be incurred by the Fund for gains realized and not distributed. To the extent that capital gains are so offset, such gains will not be distributed to shareholders.

Net capital and net currency losses incurred after October 31 and within the taxable year are deemed to arise on the first business day of the Fund's next taxable year.

3. REPURCHASE AGREEMENTS: In connection with transactions in repurchase agreements, a bank as custodian for the Fund takes possession of the underlying securities, with a market value at least equal to the amount of the repurchase transaction, including principal and accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to determine the adequacy of the collateral. In the event of default on the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the counterparty to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

4. FOREIGN CURRENCY TRANSLATION AND FOREIGN INVESTMENTS: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the mean of the bid and asked prices of such currencies against U.S. dollars last quoted by a major bank as follows:

    - investments, other assets and liabilities at the prevailing rates of exchange on the valuation date;

    - investment transactions and investment income at the prevailing rates of exchange on the dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign

                                                              ------------------
                                                                    27

                    VAN KAMPEN GLOBAL EQUITY ALLOCATION FUND
                     NOTES TO FINANCIAL STATEMENTS (CONT.)
                         DECEMBER 31, 1998 (UNAUDITED)
--------------------------------------------------------------------------------

exchange rates from the fluctuations arising from changes in the market prices of the securities held at period end. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of securities sold during the period. Accordingly, realized and unrealized foreign currency gains (losses) on investments are included in the reported net realized and unrealized gains (losses) on investments. However, pursuant to U.S. Federal income tax regulations, the foreign currency portion of gains and losses realized on sales and maturities of foreign denominated debt securities is treated as ordinary income for U.S. Federal income tax purposes.

Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from forward foreign currency exchange contracts, disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of unrealized appreciation (depreciation) on investments and foreign currency translations in the Statement of Assets and Liabilities. The change in net unrealized currency gains (losses) for the period is reflected on the Statement of Operations.

5. FOREIGN CURRENCY EXCHANGE CONTRACTS: The Fund may enter into foreign currency exchange contracts to attempt to protect securities and related receivables and payables against changes in future foreign currency exchange rates. A currency exchange contract is an agreement between two parties to buy or sell currency at a set price on a future date. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked-to-market daily and the change in market value is recorded by the Fund as unrealized gain or loss on foreign currency translation. The Fund records realized gains or losses on foreign translation when the contract is closed, equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it was closed. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts but is generally limited to the amount of unrealized gain on the contracts, if any, at the date of default. Risks may also arise from the unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

The net assets of the Fund may include issuers located in emerging markets. There will be certain considerations and risks of these investments not typically associated with investments in the United States. Changes in currency exchange rates will affect the value of and investment income from such securities. The smaller size of the markets themselves, lesser liquidity and greater volatility contribute to risks in valuation as compared with the U.S. securities markets. Also there is often substantially less publicly available information about these issuers. Emerging markets may be subject to a greater degree of governmental involvement in the economy and greater economic and political uncertainty. Accordingly the price which the Fund realizes upon the sale of securities in such markets may not be equal to its value as presented in the financial statements.

Prior governmental approval for foreign investments may be required under certain circumstances in some countries, and the extent of foreign investment in domestic companies may be subject to limitations in other countries. Foreign ownership limitations also may be imposed by the charters of individual companies to prevent, among other concerns, violation of foreign investment limitations. As a result, an additional class of shares (identified as "Foreign" in the Portfolio of Investments) may be created and offered for investment. The "local" and "foreign" shares' market values may vary.

6. PURCHASED OPTIONS: The Fund may purchase call or put options on its portfolio securities. The Fund may purchase call options to protect against an increase in the price of a security it anticipates purchasing. The Fund may purchase put options on securities which it holds to protect against a decline in the value of the security. Risks may arise from an imperfect correlation between the change in market value of the securities held by the Fund and the prices of options relating to the securities purchased or sold by the Fund and from the possible lack of a liquid secondary market for an option. The maximum exposure to loss for any purchased option is limited to the premium initially paid for the option.

7. SECURITY LENDING: The Fund may lend investment securities to qualified institutional investors who borrow securities in order to complete certain transactions. By lending its investment securities, the Fund attempts to increase its net investment income through the receipt of interest on the loan. Any gain or loss in the market price of the securities loaned that might occur and any interest earned or dividends declared during the term of the loan would accrue to the account of the Fund. Risks of delay in recovery of the securities or even loss of rights in the collateral may occur should the borrower of the securities fail financially. Risks may also arise to the extent that the value of the collateral decreases below the value of the securities loaned.

Funds that lend securities receive cash, securities issued or guaranteed by the U.S. Government or letters of credit as collateral in an amount equal to or exceeding 100% of the current market value of the loaned securities. Any cash received as collateral is invested in interest bearing repurchase agreements with approved counterparties. A portion of the interest received on the repurchase

-----------------------
          28

                    VAN KAMPEN GLOBAL EQUITY ALLOCATION FUND
                     NOTES TO FINANCIAL STATEMENTS (CONT.)
                         DECEMBER 31, 1998 (UNAUDITED)
--------------------------------------------------------------------------------

agreements is retained by the Fund and the remainder is rebated to the borrower of the securities. The net amount of interest earned and interest rebated is included in the Statement of Operations as interest income. The value of loaned securities and related collateral outstanding at December 31, 1998 is as follows:

VALUE OF LOANED             VALUE OF
  SECURITIES              COLLATERAL
    (000)                      (000)
-----------------------  -----------
$19,162................. $    20,036

At December 31, 1998, the Fund had invested the cash collateral in a repurchase agreement with Goldman Sachs. Such repurchase agreement was collateralized by U.S. Treasury obligations.

Morgan Stanley Trust Company, a former affiliate of the Investment Sub-Adviser, administers the security lending program and for its services the Fund incurred fees in the amount of $13,800 for the six months ended December 31, 1998.

8. FUTURES CONTRACTS: The Fund may purchase and sell futures contracts. Future contracts provide for the sale by one party and purchase by another party of a specified amount of a specified security, instrument or basket of instruments. Futures contracts (secured by cash and securities deposited with brokers as "initial margin") are valued based upon their quoted daily settlement prices; changes in initial settlement value (represented by cash paid to or received from brokers as "variation margin") are accounted for as unrealized appreciation (depreciation). When futures contracts are closed, the difference between the opening value at the date of purchase and the value at closing is recorded as realized gains or losses in the Statement of Operations.

The Fund may use futures contracts in order to hedge against unfavorable changes in the value of securities or to remain fully invested and to reduce transaction costs. Futures contracts involve market risk in excess of the amounts recognized in the Statement of Assets and Liabilities. Risks arise from the possible movements in security values underlying these instruments applied to the notional value of the contract. The change in value of futures contracts primarily corresponds with the value of their underlying instruments, which may not correlate with the change in value of the hedged investments. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

9. OTHER: Security transactions are accounted for on the date the securities are purchased or sold. Realized gains and losses on the sale of investment securities are determined on the specific identified cost basis. Dividend income is recorded on the ex-dividend date (except for certain foreign dividends which may be recorded as soon as the Fund is informed of such dividends), net of applicable withholding taxes where recovery of such taxes is not reasonably assured. Interest income is recognized on the accrual basis except where collection is in doubt. Discounts and premiums on securities purchased are amortized according to the effective yield method over their respective lives. Income, expenses (other than class specific expenses) and realized and unrealized gains or losses are allocated to each class of shares based upon their relative net assets. Distributions from the Portfolio are recorded on the ex-distribution date.

The amount and the character of income and capital gain distributions to be paid by the Fund are determined in accordance with Federal income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing book and tax treatment for foreign currency transactions, net operating losses, foreign taxes on net realized gains, deductibility of interest expense on short sales and gains on certain securities of corporations designated as "passive foreign investment companies."

Permanent book and tax basis differences relating to shareholder distributions may result in reclassification among undistributed net investment income (loss), accumulated net realized gain (loss) and paid in capital.

Permanent book and tax basis differences, if any, are not included in ending undistributed (distributions in excess of) net investment income for the purpose of presenting net investment income (loss) per share in the Financial Highlights.

B. ADVISER: Van Kampen Investment Advisory Corp., (the "Adviser") a wholly owned subsidiary of Van Kampen Investments Inc. (an indirect wholly owned subsidiary of Morgan Stanley Dean Witter & Co.) and Morgan Stanley Dean Witter Investment Management Inc. ("MSDWIM" or a "Sub-Adviser"), a wholly owned subsidiary of Morgan Stanley Dean Witter & Co., provide the Fund with investment advisory services at a fee paid monthly and calculated at the annual rates based on average daily net assets as indicated below. The Adviser has agreed to reduce advisory fees payable to it and to reimburse the Fund, if necessary, if the annual operating expenses, as defined, expressed as a percentage of average daily net assets, exceed the maximum ratios indicated as follows:

                                                             CLASS B
                                     CLASS A             AND CLASS C
                              MAX. OPERATING          MAX. OPERATING
ADVISORY FEE                   EXPENSE RATIO           EXPENSE RATIO
--------------------  ----------------------  ----------------------
1.00%...............               1.70%                   2.45%

C. ADMINISTRATOR: Van Kampen Investment Advisory Corp. (the "Administrator") also provides the Fund with administrative services pursuant to an administrative agreement for a monthly fee which on an annual basis equals 0.25% of the average daily net assets of the portfolio, plus reimbursement of out-of-pocket expenses. Under an agreement between the Adviser and The Chase Manhattan Bank ("Chase"), through its corporate affiliate Chase Global Funds Services Company ("CGFSC"), Chase provides

                                                              ------------------
                                                                    29

                    VAN KAMPEN GLOBAL EQUITY ALLOCATION FUND
                     NOTES TO FINANCIAL STATEMENTS (CONT.)
                         DECEMBER 31, 1998 (UNAUDITED)
--------------------------------------------------------------------------------

certain administrative services to the Fund. Chase is compensated for such services by the Adviser from the fee it receives from the Fund. Transfer Agency services are provided to the Fund by Van Kampen Investor Services Inc., an affiliate of the Adviser.

D. DISTRIBUTOR: Van Kampen Funds Inc. the ("Distributor") a wholly owned subsidiary of Van Kampen Investments Inc., an indirect wholly owned subsidiary of Morgan Stanley Dean Witter & Co., serves as the Distributor of the Fund's shares. The Distributor is entitled to receive from the Fund a distribution fee, which is accrued daily and paid quarterly, of an amount of up to 0.25% of the Class A shares and up to 1.00%, on an annualized basis, of the average daily net assets attributable to the Class B and Class C shares of the Fund.

The Distributor may receive a front end sales charge for purchases of Class A shares. In addition, the Distributor may receive a contingent deferred sales charge for certain redemptions of Class B and Class C shares of the Fund redeemed within one to five years following such purchase. For the six months ended December 31, 1998, the Distributor has advised the Fund that it earned initial sales charges of $71,958 for Class A shares and deferred sales charges of $530, $235,364 and $5,932 for Class A shares, Class B shares and Class C shares, respectively.

E. CUSTODIAN: The Chase Manhattan Bank and its affiliates serve as custodian for the Fund. Prior to October 1, 1998, the Fund's assets held outside the United States were held by Morgan Stanley Trust Company ("MSTC"), a former affiliate of the Sub-Advisers. Custody fees are payable monthly based on assets held in custody, investment purchase and sales activity, an account maintenance fee, plus reimbursement for certain out-of-pocket expenses. Through September 30, 1998, the Fund incurred MSTC fees of approximately $96,000. On October 1, 1998, the Chase Manhatten Bank purchased MSTC.

F. DIRECTORS' FEES: The Fund provides deferred compensation and retirement plans for its Directors who are not officers of Van Kampen. Under the deferred compensation plan, Directors may elect to defer all or a portion of their compensation to a later date. Benefits under the retirement plan are payable for a ten-year period and are based upon each Director's years of service to the Fund.

G. PURCHASES AND SALES: For the six months ended December 31, 1998, the Fund made purchases of approximately $312,193,000 and sales of approximately $298,188,000 of investment securities other than long-term U.S. Government securities and short-term investments. There were no purchases or sales of long-term U.S. Government securities.

H. OTHER: At December 31, 1998, cost and unrealized appreciation (depreciation) for U.S. Federal income tax purposes of the investments of the Fund was:

                                                    NET
 COST             APPREC.   (DEPREC.)      APPRECIATION
 (000)              (000)       (000)             (000)
--------          -------  ----------   ---------------
$494,019.. $       92,657   $(24,070)   $      68,587

At December 31, 1998, the Global Equity Allocation Fund owned shares of affiliated funds for which the Funds earned dividend income of approximately $9,000 during the period.

I. PLAN OF REORGANIZATION: On June 12, 1998, the Global Equity Allocation Fund acquired all of the assets and liabilities of the Van Kampen American Capital Global Equity Fund (the "VK Fund"), through a tax-free reorganization approved by the VK Fund shareholders on June 12, 1998. Included in these net assets were cumulative book and tax differences resulting in re-classifications of undistributed capital gains of $(3,301,076), undistributed net investment income of $3,342,357 and paid in capital of $(41,281).

-----------------------

                                VAN KAMPEN FUNDS

--------------------------------------------------------------------------------

EQUITY FUNDS
DOMESTIC

 Aggressive Equity

 Aggressive Growth

 American Value

 Comstock

 Emerging Growth

 Enterprise

 Equity Growth

 Equity Income

 Growth

 Growth and Income

 Harbor

 Pace

 Real Estate Securities

 Utility

 Value

INTERNATIONAL/GLOBAL

 Asian Growth

 Emerging Markets

 European Equity

 Global Equity

 Global Equity Allocation

 Global Franchise

 Global Managed Assets

 International Magnum

 Latin American

FIXED-INCOME FUNDS
INCOME

 Corporate Bond

 Global Fixed Income

 Global Government Securities

 Government Securities

 High Income Corporate Bond

 High Yield

 High Yield & Total Return

 Limited Maturity Government

 Short-Term Global Income

 Strategic Income

 U.S. Government

 U.S. Government Trust for Income

 Worldwide High Income

TAX EXEMPT INCOME

 California Insured Tax Free

 Florida Insured Tax Free Income

 High Yield Municipal

 Insured Tax Free Income

 Intermediate Term Municipal Income

 Municipal Income

 New York Tax Free Income

 Pennsylvania Tax Free Income

 Tax Free High Income

CAPITAL PRESERVATION

 Reserve

 Tax Free Money

SENIOR LOAN FUNDS

 Prime Rate Income Trust

 Senior Floating Rate

To find out more about any of these funds, ask

your financial advisor for a prospectus, which

contains more complete information, including

sales charges, risks, and expenses. Please read

it carefully before you invest or send money.

To view a current Van Kampen fund

prospectus or to receive additional fund

information, choose from one of the following:

- visit our Web site at WWW.VANKAMPEN.COM -- to view a prospectus, select
   DOWNLOAD A PROSPECTUS

-  call us at 1-800-341-2911 weekdays
   from 7:00 a.m. to 7:00 p.m. Central time
   (Telecommunications Device for the Deaf
   users, call 1-800-421-2833)

-  e-mail us by visiting WWW.VANKAMPEN.COM
   and selecting CONTACT US

                         YEAR 2000 READINESS DISCLOSURE
Like other mutual funds, financial and business organizations and individuals around the world, the Fund could be adversely affected if the computer systems used by the Fund's investment adviser and other service providers do not properly process and calculate date-related information and data from and after January 1, 2000. This is commonly known as the "Year 2000 Problem." The Fund's investment adviser is taking steps that it believes are reasonably designed to address the Year 2000 Problem with respect to computer systems that it uses and to obtain reasonable assurances that comparable steps are being taken by the Fund's other major service providers. At this time, there can be no assurances that these steps will be sufficient to avoid any adverse impact to the Fund. In addition, the Year 2000 Problem may adversely affect the markets and the issuers of securities in which the Fund may invest that, in turn, may adversely affect the net asset value of the Fund. Improperly functioning trading systems may result in settlement problems and liquidity issues. In addition, corporate and governmental data processing errors may result in production problems for individual companies or issuers and overall economic uncertainty. Earnings of individual issuers will be affected by remediation costs, which may be substantial and may be reported inconsistently in U.S. and foreign financial statements. Accordingly, the Fund's investments may be adversely affected. The statements above are subject to the Year 2000 Information and Readiness Disclosure Act which may limit the legal rights regarding the use of such statements in the case of dispute.

                                VAN KAMPEN FUNDS

--------------------------------------------------------------------------------

DIRECTORS

Wayne W. Whalen
CHAIRMAN OF THE BOARD
 Partner, Skadden, Arps, Slate, Meagher & Flom
 (Illinois)

J. Miles Branagan
 Private Investor; Formerly Chairman, Chief Executive Officer and President, MDT Corporation

Richard M. DeMartini
 President and Chief Operating Officer, Individual Asset
 Management Group, a division of Morgan Stanley Dean Witter & Co.

Linda Hutton Heagy
 Co-Managing Partner of Heldrick & Struggles

R. Craig Kennedy
 President and Director, German Marshall Fund of the United States

Jack E. Nelson
 President, Nelson Investment Planning Services, Inc.

Don G. Powell
 Chairman and Director,
 Van Kampen Investments Inc.

Phillip B. Rooney
 Vice Chairman and Director of The Servicemaster Company

Fernando Sisto
 Professor Emeritus Stevens Institute of Technology;
 Director, Dynalysis of Princeton

Paul G. Yovovich
 Private Investor

INVESTMENT ADVISER AND ADMINISTRATOR

Van Kampen Investment Advisory Corp.
1 Parkview Plaza
P.O. Box 5555
Oakbrook Terrace, Illinois 60181

INVESTMENT SUB ADVISER

Morgan Stanley Dean Witter Investment Management Inc.
1221 Avenue of the Americas
New York, New York 10020

DISTRIBUTOR

Van Kampen Funds Inc.
1 Parkview Plaza
P.O. Box 5555
Oakbrook Terrace, Illinois 60181

CUSTODIANS

The Chase Manhattan Bank
One Pierrepont Plaza
Brooklyn, New York 11210

The Chase Manhattan Bank
3 MetroTech Center
Brooklyn, New York 11245

OFFICERS

Dennis J. McDonnell
PRESIDENT

John L. Sullivan
VICE PRESIDENT, CHIEF FINANCIAL OFFICER AND TREASURER

Curtis W. Morell
VICE PRESIDENT AND CHIEF ACCOUNTING OFFICER

Peter W. Hegel
VICE PRESIDENT

Joseph P. Stadler
VICE PRESIDENT

Paul R. Wolkenberg
VICE PRESIDENT

Edward C. Wood III
VICE PRESIDENT

Tanya M. Loden
CONTROLLER

DIVIDEND DISBURSING AND TRANSFER AGENT

Van Kampen Investor Services Inc.
P.O. Box 418256
Kansas City, Missouri 64141

LEGAL COUNSEL

Skadden, Arps, Slate, Meagher & Flom (Illinois)
333 West Wacker Drive
Chicago, Illinois 60606

INDEPENDENT ACCOUNTANTS

PricewaterhouseCoopers LLP
200 E. Randolph St.
Chicago, Illinois 60601

--------------------------------------------------------------------------------

FOR INFORMATION ON HOW TO INVEST, PLEASE CONTACT YOUR ACCOUNT REPRESENTATIVE OR THE FUND AT (800) 341-2911.

THIS REPORT IS AUTHORIZED FOR DISTRIBUTION ONLY WHEN PRECEDED OR ACCOMPANIED BY PROSPECTUSES OF THE VAN KAMPEN FUNDS INC. WHICH DESCRIBES IN DETAIL EACH OF THE INVESTMENT FUNDS' INVESTMENT POLICIES, FEES, AND EXPENSES. PLEASE READ THE PROSPECTUSES CAREFULLY BEFORE YOU INVEST OR SEND MONEY.

--------------------------------------------------------------------------------

NOTES:

                                VANKAMPEN FUNDS

      1 Parkview Plaza/ /P.O. Box 5555/ /Oakbrook Terrace, IL 60181-5555/
                               /www.vankampen.com

                                              -C- Van Kampen Funds Inc. 1999